As filed with the Securities and Exchange Commission on July 27, 2007
                      1933 Act Registration No. 002-85229
                      1940 Act Registration No. 811-03802

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
      Pre-Effective Amendment No.   ______       [ ]
      Post-Effective Amendment No.    56         [X]
                                      --

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
      Amendment No.                   57         [X]
                                      --

                        (Check appropriate box or boxes)

                              --------------------

                          LEHMAN BROTHERS INCOME FUNDS
               (Exact Name of Registrant as Specified in Charter)
                         605 Third Avenue, 2[nd] Floor
                         New York, New York  10158-0180
                    (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (212) 476-8800

                               Peter E. Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                          Lehman Brothers Income Funds
                         605 Third Avenue, 2[nd] Floor
                         New York, New York  10158-0180
                    (Name and Address of Agent for Service)

                                With copies to:

                            Arthur C. Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                              1601 K Street, N.W.
                          Washington, D.C.  20006-1600

                         ------------------------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

___  immediately upon filing pursuant to paragraph (b)
_X_  July 29, 2007 pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on _______________________ pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on _______________________  pursuant to paragraph (a)(2)

Title of Securities being registered: Investor Class Shares of Neuberger Berman Government Money Fund.

                          LEHMAN BROTHERS INCOME FUNDS

           CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 56  ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents.


Cover Sheet

Contents of Post-Effective Amendment No. 56 on Form N-1A

Part A - Prospectus - Investor Class of Neuberger Berman Government Money Fund

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits















This filing is intended to affect the Registration Statement only with respect to the series designated Neuberger Berman Government Money Fund.

Neuberger Berman
Government Money Fund

Investor Class Shares





Prospectus July 29, 2007


[GRAPHIC OMITTED]







LEHMAN BROTHERS ASSET MANAGEMENT


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Contents

NEUBERGER BERMAN GOVERNMENT MONEY FUND

INVESTOR CLASS SHARES
Neuberger Berman Government Money Fund.......................................2


YOUR INVESTMENT

Share Prices.................................................................8
Privileges and Services......................................................9

Distributions and Taxes......................................................9

Maintaining Your Account....................................................11

Buying Shares...............................................................15

Selling Shares..............................................................16

Market Timing Policy........................................................17

Portfolio Holdings Policy...................................................17

Fund Structure..............................................................18


THIS FUND:
[|] is designed for investors seeking capital preservation, liquidity and income
[|] offers you the opportunity to participate in financial markets through a professionally managed money market portfolio
[|] carries certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
[|] is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency.

[|] uses a master-feeder structure, meaning that rather than investing directly in securities, the Fund invests in a "master portfolio"; see page 18 for information on how this work



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"Neuberger Berman Management Inc." and the individual Fund name in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc. (c)2007 Neuberger Berman Management Inc. All rights reserved.
(c)2007 Lehman Brothers Asset Management LLC. All rights reserved.

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Neuberger Berman Government Money Fund                     Ticker Symbol: NBGXX

Goal & Strategy

The Fund seeks maximum safety and liquidity with the highest available current income.

To pursue this goal, the Fund invests in securities issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Fund seeks to maintain a stable $1.00 share price. A portion of the Fund's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The Portfolio Managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the Portfolio Managers invest the Fund's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE FUND MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.


STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE FUND'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE FUND THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

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MAIN RISKS

Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well.

The Fund's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis. Over time, the Fund may produce lower returns than bond or stock investments. Although the Fund's average yield has outpaced inflation over the long term, it may not always do so. Your results relative to the rate of inflation will, of course, be affected by any taxes you pay on Fund distributions.

Not all securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.


OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE FUND'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

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PERFORMANCE

The table and chart below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on Fund distributions. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------
[GRAPHIC OMITTED]


  4.75    4.65    4.19    5.40    3.67    1.36    0.67    0.74    2.75    4.57

  1997    1998    1999    2000    2001    2002    2003    2004    2005    2006

     Best quarter: Q4 '00, 1.41%

     Worst quarter: Q1 '04 & Q2 '04, 0.13%
     Year-to-date performance as of 6/30/2007: 2.42%



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/06

                        1 YEAR   5 YEARS   10 YEARS

  Government Money Fund  4.57     2.01      3.26

* For the period from the Fund's inception through 2/9/2001, the Fund was organized in a master-feeder structure. As of 2/10/2001, the Fund was organized in a multiple class structure with one class, the Investor Class. As of 2/28/2007, the Fund is organized as a feeder Fund in a master-feeder structure, with one class, the Investor Class, and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN FUND SHARES AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 800-877-9700 OR VISIT THE NEUBERGER BERMAN WEBSITE AT WWW.NB.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

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Investor Expenses

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. You pay your share of annual operating expenses which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

Shareholder fees                        None
Annual operating expenses
(% of average net assets)*
These are deducted from Fund assets,
so you pay them indirectly


Management fees**                       0.35
Distribution (12b-1) fees               None
Other expenses                          0.11
Total annual operating expenses         0.46
Minus: Expense reimbursement or waiver  0.01

Net expenses***                         0.45


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------
Expenses        $46      $144      $254      $576


* The table includes costs paid by the Fund and its share of master portfolio costs. For more information on master-feeder funds, see "Fund Structure" on page 18. The figures in the table are based on the most recently completed fiscal period's expenses except for "Management Fees", which have been restated to show the current investment management fee since that fee was lowered to 0.08% of average net assets in March 2007.


**  "Management fees" includes investment management and administration fees.

*** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund through 10/31/2010, so that the total annual operating expenses of that class are limited to 0.45% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Investor Class will repay NBMI for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 0.45% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

Investment Manager

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Lehman Brothers Asset Management LLC as sub-adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of Lehman Brothers Asset Management LLC. Prior to February 27, 2007, Neuberger Berman, LLC served as sub-adviser to the Fund. The Manager and Lehman Brothers Asset Management LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc. Together, the Neuberger Berman affiliates manage $126.9 billion in total assets (as of 12/31/2006) and continue an asset management history that began in 1939. For the most recently completed fiscal period ended 3/31/2007, the management/ administration fees paid to Neuberger Berman Management Inc. by the Fund were 0.35% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Board of Trustees is available in the Fund's annual report to shareholders dated March 31, 2007.

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Portfolio Managers
John C. Donohue, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management LLC. Prior to joining Lehman Brothers Asset Management LLC in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

Scott F. Riecke, Vice President, Lehman Brothers Asset Management LLC, joined Lehman Brothers Asset Management LLC in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman, LLC.

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Financial Highlights

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YEAR ENDED OCTOBER 31,                         2002     2003        2004      2005        2006         2007(1)

PER-SHARE DATA ($)

Data apply to a single share  throughout  each year indicated.  You can see what the Fund earned (or lost),  what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year       1.0000    1.0000      1.0000    1.0000      1.0000        1.0000

PLUS:   Income from investment operations
        Net investment income                0.0149    0.0078      0.0060    0.0230      0.0429        0.0200
        Net gains/losses -- realized         0.0000    0.0000      0.0000   (0.0000)    (0.0000)      (0.0000)
        Subtotal: income from investment
        operations                           0.0149    0.0078      0.0060    0.0230      0.0429        0.0200
MINUS:  Distributions to shareholders
        Income dividends                     0.0149    0.0078      0.0060    0.0230      0.0429        0.0200
        Capital gain distributions           0.0000    0.0000      0.0000       --          --           --
        Subtotal: distributions to
         shareholders                        0.0149    0.0078      0.0060    0.0230      0.0429        0.0200
EQUALS: Share price (NAV) at end of year     1.0000    1.0000      1.0000    1.0000      1.0000        1.0000

RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------------------------

The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement and/or waiver and/or offset arrangements had not been in effect.

Net expenses -- actual                       0.47     0.45        0.49      0.47        0.45         0.47  (2)
Gross expenses(3)                            0.55     0.57        0.58      0.49        0.47         0.48  (2)
Expenses(4)                                  0.47     0.45        0.49      0.48        0.46         0.47  (2)
Net investment income -- actual              1.45     0.78        0.57      2.25        4.26         4.78  (2)


OTHER DATA
--------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Fund would have  performed  over each year,  assuming all  distributions were reinvested.

Total return (%)(5)                          1.50      0.78       0.61      2.33        4.38         2.01  (6)
Net assets at end of year
(in millions of dollars)                  1,345.2   1,078.3      454.7     409.3       295.9        264.9

As of 2/28/2007,  the Fund was organized as a feeder fund in a master-feeder  structure. The figures above have been audited by Ernst & Young LLP, the Fund's  independent  registered public  accounting firm. Their report,  along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1) Period from 11/1/2006 to 3/31/2007.

(2) Annualized

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of investment management fees.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of investment management fees.

(6) Not Annualized


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Your Investment
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Share Prices

Because Investor Class shares of the Fund do not have sales charges, the price you pay for each share of the Fund is its net asset value. Similarly, because there are no fees for selling shares, the Fund pays you the full share price when you sell shares. If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.

The Fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days the Exchange is closed. Because fixed income securities trade in markets outside the Exchange, the Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on the Neuberger Berman website, www.nb.com.

The Fund is also closed for business on days the Federal Reserve Wire System ("Federal Reserve") is closed. The Federal Reserve is closed on all national holidays, Columbus Day, and Veterans Day. Fund shares will not be priced on those days or any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, orders must be received by the earlier of 12:00 noon, Eastern time, or the markets' earlier closing times in order to be processed that day; orders to purchase or sell shares received in good order after 12:00 noon, Eastern time, and before such earlier closing times will be processed the following business day at the share price calculated on the day your order was received.

Orders to purchase or sell shares will go through at the next share price to be calculated after your order has been received, provided that, in the case of purchase orders, payment is received in a timely fashion (see "Maintaining Your Account" for instructions on placing orders). We cannot accept your purchase order until payment has been received. On each business day, the Fund calculates its share price at 5:00 p.m., Eastern time. Orders to purchase or sell shares must be received in good order by 12:00 noon, Eastern time, in order to be processed that day; orders to purchase or sell shares received in good order after 12:00 noon and by 5:00 p.m., Eastern time, will be processed the following business day at the share price calculated on the day your order was received. If you use an investment provider, you should check with it to find out by what time your order must be received by your investment provider so that it can be processed the same day. Depending on when it accepts orders, it's possible that the Fund's share price could change on days when you are unable to buy or sell shares.

SHARE PRICE CALCULATIONS

THE PRICE OF AN INVESTOR CLASS SHARE OF THE FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS ATTRIBUTABLE TO INVESTOR CLASS SHARES MINUS LIABILITIES ATTRIBUTABLE TO THAT CLASS, DIVIDED BY THE TOTAL NUMBER OF INVESTOR CLASS SHARES OUTSTANDING.

WHEN VALUING PORTFOLIO SECURITIES, THE FUND USES A CONSTANT AMORTIZATION METHOD IN AN EFFORT TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00. ALTHOUGH THERE CAN BE NO ASSURANCE, THE FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

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Privileges and Services

As a Neuberger Berman fund shareholder, you have access to a range of services to make investing easier:

SYSTEMATIC WITHDRAWALS. This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time.

ELECTRONIC BANK TRANSFERS. When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS. At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDfone(R). Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.


Distributions and Taxes

DISTRIBUTIONS. The Fund pays out to shareholders its net investment income and any net realized capital gains it earns. The Fund declares income dividends at approximately 4:00 p.m., Eastern time on each business day, and pays them monthly, and any net short-term capital gains are paid annually in December. The Fund does not anticipate making any long-term capital gain distributions.

The Fund's income dividends are based on its estimated daily net income. To the extent actual net income differs from the estimated amount, adjustments will be made to the following business day's income dividends.


Unless you designate otherwise, your income dividends from the Fund will be reinvested in additional Investor Class Fund shares. However, if you prefer you may receive all dividends in cash. Dividends taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in Investor Class shares of another Neuberger Berman fund with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must advise it whether you wish your dividends to be reinvested in additional Investor Class Fund shares or paid in cash.

HOW DISTRIBUTIONS ARE TAXED. Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares, in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.


Fund distributions to Roth IRAs, other individual retirement accounts ("IRAs") and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax


Distributions of net income and short-term gain are taxed as ordinary income. It is not expected that any of the Fund's distributions will be attributable to "qualified dividend income," which is subject to a 15% maximum federal income tax rate for individual shareholders.


In general, a portion of the income dividends from the Fund is free from state and local income taxes.

"Interest-related dividends" and "short-term capital gain dividends" that a Fund properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain

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dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Fund's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Fund shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Fund's shares will not result in a taxable gain or loss as long as the Fund maintains a share price of $1.00.


TAXES AND YOU


THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.



HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PRECEDING YEAR AND SHOWS THEIR TAX STATUS.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


BACKUP WITHHOLDING

THE FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS IF YOU ARE (1) AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND OR (2) SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

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Maintaining Your Account

WHEN YOU BUY SHARES. Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

Orders to purchase or sell shares of the Fund will be processed at the next share price to be calculated after your order has been received, provided that, in the case of purchase orders, your payment is received in a timely fashion. Neuberger Berman Management Inc. will process purchase orders on the day received if your order is received by 12:00 noon, Eastern time, and payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time) that day; if your purchase order is received after 12:00 noon, Eastern time, payment must be received by the close of the Federal Reserve Wire System on the following business day and your order will be processed on that day. Investors whose purchase orders are received by 12:00 noon, Eastern time, and converted to "federal funds" before 6:00 p.m., Eastern time that day, will earn a dividend the same day; investors whose purchase orders are received after 12:00 noon, Eastern time, and converted to "federal funds" by 6:00 p.m., Eastern time, the following business day, will first become shareholders and earn a dividend the business day after the order is received.

WHEN YOU SELL SHARES. If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. Redemption orders are deemed "accepted" when the Fund's transfer agent receives your order to sell. Investors who place an order to sell shares before 12:00 noon, Eastern time, will not receive dividends on the day of the sale.

In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees"). These cases include:

[|] when selling more than $50,000 worth of shares

[|] when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

[|] when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Fund reserves the right to pay in kind for redemptions. The Fund does not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of the Fund's shareholders as a whole.

UNCASHED CHECKS. We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

--------------------------------------------------------------------------------

WHEN YOU EXCHANGE SHARES. You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

[|] both accounts must have the same registration

[|] you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

[|] because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery. You may also use FUNDfone(R) or visit our website at www.nb.com.

PROCEEDS FROM THE SALE OF SHARES. The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

[|] in unusual circumstances where the law allows additional time if needed

[|] if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Fund does not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. If you lose a certificate, you will incur a fee before any transaction can be processed.

OTHER POLICIES.  Under certain circumstances, the Fund reserve the right to:

[|] suspend the offering of shares

[|] reject any exchange or purchase order

[|] suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

[|] change, suspend, or revoke the exchange privilege

[|] suspend the telephone order privilege

[|] satisfy an order to sell Fund shares with securities rather than cash, for very large orders

[|] suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the Exchange is restricted, or as otherwise permitted by the SEC

[|] suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

[|] suspend or postpone your right to sell Fund shares or postpone payments on redemptions for more than seven days, on days when the Exchange, Federal Reserve or the bond market closes early (e.g., on the eve of a major holiday or because of a local emergency, such as a blizzard)

--------------------------------------------------------------------------------

[|] postpone payments for redemption requests received after 3:00 p.m., Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

[|] change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

[|] take orders to purchase or sell Fund shares when the Exchange is closed.


MEDALLION SIGNATURE GUARANTEES

A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC. YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES OF THE FUND

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


INVESTMENT PROVIDERS

THE INVESTOR CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF THE FUND DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE NEUBERGER BERMAN FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION. IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS

NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES MAY PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUND, TO YOUR INVESTMENT PROVIDER OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IN SOME CASES, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUND TO YOU. IF YOU HAVE PURCHASED SHARES OF THE FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/
OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF THE FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

--------------------------------------------------------------------------------------------------------------------------------

Buying Shares

METHOD                THINGS TO KNOW                                    INSTRUCTIONS
--------------------------------------------------------------------------------------------------------------------------------
SENDING US A CHECK    Your first investment must be at least            Fill out the application and enclose your
                      $2,000                                            check
                      Additional investments can be as little as        If regular first-class mail, send to:
                      $  100                                            Neuberger Berman Funds
                                                                        Boston Service Center
                      We cannot accept cash, money orders,
                                                                        P.O. Box 8403
                      starter checks, cashier's checks, travelers
                                                                        Boston, MA 02266-8403
                      checks, or other cash equivalents
                                                                        If express delivery, registered mail, or certified
                      You will be responsible for any losses or
                                                                        mail, send to:
                      fees resulting from a bad check; if
                                                                        Neuberger Berman Funds
                      necessary, we may sell other shares
                                                                        c/o State Street Bank and Trust Company
                      belonging to you in order to cover these
                                                                        30 Dan Road
                      losses
                                                                        Canton, MA 02021
                      All checks must be made out to
                      "Neuberger Berman Funds"; we cannot
                      accept checks made out to you or other
                      parties and signed over to us
--------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY          A wire for a first investment must be for at      Before wiring any money, call 800-877-9700
                      least $2,000                                      for an order confirmation

                      Wires for additional investments must be          Have your financial institution send your wire
                      for at least $1,000                               to State Street Bank and Trust Company and
                                                                        include your name, the Fund name, your
                                                                        account number and other information as
                                                                        requested
--------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM       An exchange for a first investment must be        Call 800-877-9700 to place your order
ANOTHER FUND          An exchange for a first investment must be
                      for at least $2,000; additional investments       To place an order using FUNDfone(R), call
                      must be for at least $1,000                       800-335-9366 or through www.nb.com

                      Both accounts involved must be registered in the same name, address and tax ID number

                      An exchange order cannot be cancelled or
                      changed once it has been placed
--------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE          We do not accept phone orders for a first         Call 800-877-9700 to notify us of your
                      investment                                        purchase

                      Additional investments must be for at least       Immediately follow up with a wire or
                      $1,000                                            electronic transfer

                      Additional shares will be purchased when          To add shares to an existing account using
                      your order is accepted                            FUNDfone(R), call 800-335-9366 or you can
                                                                        use www.nb.com
                      Not available on retirement accounts
--------------------------------------------------------------------------------------------------------------------------------
SETTING UP            All investments must be at least $100             Call 800-877-9700 for instructions
SYSTEMATIC
INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Selling Shares

METHOD                 THINGS TO KNOW                                     INSTRUCTIONS
--------------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER    Unless you instruct us otherwise, we will          Send us a letter requesting us to sell shares
                       mail your proceeds by check to the address         signed by all registered owners; include your
                       of record, payable to the registered               name, account number, the Fund name, the
                       owner(s)                                           dollar amount or number of shares you want
                                                                          to sell, and any other instructions
                       If you have designated a bank account on
                       your application, you can request that we          If regular first-class mail, send to:
                       wire the proceeds to this account; if the          Neuberger Berman Funds
                       total balance of all of your Neuberger             Boston Service Center
                       Berman Fund accounts is less than                  P.O. Box 8403
                       $200,000, you will be charged an $8.00             Boston, MA 02266-8403
                       wire fee
                                                                          If express delivery, registered mail, or certified
                       You can also request that we send the              mail, send to:
                       proceeds to your designated bank account           Neuberger Berman Funds
                       by electronic transfer (ACH) without a fee         c/o State Street Bank and Trust Company
                                                                          30 Dan Road
                       You may need a Medallion signature                 Canton, MA 02021
                       guarantee

                       Please also supply us with your e-mail
                       address and daytime telephone number
                       when you write to us in the event we need
                       to reach you
---------------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX       For amounts of up to $50,000                       Write a request to sell shares as described
                                                                          above
                       Not available if you have changed the
                       address on the account in the past 15 days         Call 800-877-9700 to obtain the appropriate
                                                                          fax number
---------------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR        All phone orders to sell shares must be for        Call 800-877-9700 to place your order
ORDER                  at least $1,000 unless you are closing out
                       an account                                         Give your name, account number, the Fund
                                                                          name, the dollar amount or number of
                       Not available if you have declined the             shares you want to sell, and any other
                       phone option or are selling shares in certain      instructions
                       retirement accounts (The only exception is
                       for those retirement shareholders who are          To place an order using FUNDfone(R), call
                       at least 59 1/2 or older and have their            800-335-9366 or visit www.nb.com
                       birthdates on file)

                       Not available if you have changed the
                       address on the account in the past 15 days
---------------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO        All exchanges must be for at least $1,000          Call 800-877-9700 to place your order
ANOTHER FUND
                       Both accounts must be registered in the            To place an order using FUNDfone(R), call
                       same name, address and tax ID number               800-335-9366 or visit www.nb.com

                       An exchange order cannot be cancelled or
                       changed once it has been placed
---------------------------------------------------------------------------------------------------------------------------------
SETTING UP             For accounts with at least $5,000 worth of         Call 800-877-9700 for instructions
SYSTEMATIC             shares in them withdrawals

                       Withdrawals must be at least $100
---------------------------------------------------------------------------------------------------------------------------------
BY CHECK               Withdrawals must be for at least $250
                       Cannot include dividends accrued but not
                       yet posted to your account
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

RETIREMENT PLANS

WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED PLANS FOR RETIREMENT SAVING:

TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.

ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF PLANS OR ACCOUNTS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT PLAN OR ACCOUNT.


INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.

AS A NEUBERGER BERMAN FUNDS SHAREHOLDER, YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERE (R). IF YOU WANT FURTHER INFORMATION, PLEASE CALL 800-877-9700.


Market Timing Policy

In light of the nature and high quality of the Fund's investments and the investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Board of Trustees that are applicable to other funds in the fund family are generally not applicable with respect to market-timing activities of this Fund's shares. It is expected that the Fund will be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

Portfolio Holdings Policy

A description of policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Funds' Statement of Additional Information. The complete portfolio holdings for the Fund's master portfolio are available at www.lehman.com/lbilf under the heading "Institutional Liquidity Funds Portfolio Holdings". Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month. The Fund's complete master portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent month-end or mid-month holdings have been posted. Complete holdings for the Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

--------------------------------------------------------------------------------

Fund Structure


The Fund uses a "master-feeder" structure. Rather than investing directly in securities, the Fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Fund" to mean the Fund and the master portfolio in which it invests.

For reasons relating to costs or a change in investment goal, among others, the fund could switch to another master portfolio or decide to manage its assets itself.

The Fund also uses a "multiple class" structure. The Fund may offer one or more classes of shares that have an identical investment program, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class of the Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------

NEUBERGER BERMAN INCOME FUNDS

INVESTOR CLASS SHARES

[|] No load, sales charges or 12b-1 fees


If you would like further details on this Fund, you can request a free copy of the following documents:


SHAREHOLDER REPORTS. The shareholder reports offer information about the Fund's recent performance, including:
[|] a discussion by the Portfolio Managers about strategies and market conditions that significantly affected the Fund's performance during the last fiscal year
[|] Fund performance data and financial statements
[|] portfolio holdings


STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on the Fund, including:


[|] various types of securities and practices, and their risks
[|] investment limitations and additional policies
[|] information about the Fund's management and business structure


The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC


OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services: 800-366-6264
Website: www.nb.com
Email: fundinquiries@nb.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION,100 F STREET N.E., WASHINGTON, D.C. 20549-9303. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-551-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.


SEC file number 811-3802
H0175 07/07 48816

--------------------------------------------------------------------------------


                          LEHMAN BROTHERS INCOME FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION

                              Investor Class Shares



                              DATED: July 29, 2007


                     Neuberger Berman GOVERNMENT MONEY Fund


              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------


          Neuberger Berman GOVERNMENT MONEY Fund (the "Fund") offers shares pursuant to a Prospectus dated July 29, 2007 ("Prospectus").


          Neuberger Berman GOVERNMENT MONEY Fund invests all of its net investable assets in GOVERNMENT Master Series, a series of Institutional Liquidity Trust.

          The Prospectus provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

          This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

          No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.


         "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2007 Neuberger Berman Management Inc. All rights reserved.


(C)2007 Lehman Brothers Asset Management LLC. All rights reserved.

(C)2007 Lehman Brothers.  All rights reserved.

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT INFORMATION.........................................................1
         Investment Policies and Limitations...................................1
         Cash Management and Temporary Defensive Positions.....................4
         Additional Investment Information.....................................4

CERTAIN RISK CONSIDERATIONS...................................................15

PERFORMANCE INFORMATION.......................................................15
         Yield Calculations...................................................15
         Tax Equivalent Yield.................................................16

TRUSTEES AND OFFICERS.........................................................16


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................34
         Investment Manager and Administrator.................................34
         Management and Administration Fees...................................36
         Expense Limitations..................................................36
         Sub-Adviser..........................................................37
         Investment Companies Managed.........................................38
         Codes of Ethics......................................................38
         Management and Control of NB Management and Lehman
           Brothers Asset Management..........................................39

DISTRIBUTION ARRANGEMENTS.....................................................39

ADDITIONAL PURCHASE INFORMATION...............................................41
         Share Prices and Net Asset Value.....................................41
         Automatic Investing..................................................42
         Financial Intermediaries.............................................42

VALUATION OF PORTFOLIO SECURITIES.............................................42

ADDITIONAL EXCHANGE INFORMATION...............................................42

ADDITIONAL REDEMPTION INFORMATION.............................................48
         Suspension of Redemptions............................................48
         Redemptions in Kind..................................................49

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................49

ADDITIONAL TAX INFORMATION....................................................50
         Taxation of the Fund.................................................50
         Taxation of the Master Series........................................51
         Taxation of the Fund's Shareholders..................................52

PORTFOLIO TRANSACTIONS........................................................53
         Expense Offset Arrangement...........................................55
         Proxy Voting.........................................................55

PORTFOLIO HOLDINGS DISCLOSURE.................................................56

REPORTS TO SHAREHOLDERS.......................................................58

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................59
         Master Series........................................................59


CUSTODIAN AND TRANSFER AGENT..................................................61

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................61

LEGAL COUNSEL.................................................................61

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................61

REGISTRATION STATEMENT........................................................62

FINANCIAL STATEMENTS..........................................................62

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION


          The Fund is a separate operating series of Lehman Brothers Income Funds (formerly, Neuberger Berman Income Funds) ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.


          The Fund seeks its investment objective by investing all of its net investable assets in GOVERNMENT Master Series ("Master Series"), a series of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of the Fund. The Master Series, in turn, invests in securities in accordance with an investment objective, policies and limitations identical to those of the Fund. The Master Series is advised by NB Management and sub-advised by Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management").


          The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of the Fund and the Master Series. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and the Master Series are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or the trustees of the Master Trust ("Master Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Master Series may not be changed without the approval of the lesser of:


         (1) 67% of the total units of beneficial interest ("shares") of the Fund or Master Series represented at a meeting at which more than 50% of the outstanding Fund or Master Series shares are represented, or

         (2) a majority of the outstanding shares of the Fund or Master Series.

          These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Master Series, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.



Investment Policies and Limitations
-----------------------------------

          The Fund has the following fundamental investment policy:


          Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


          The Fund's policy on "Investments in Any One Issuer" does not limit the Fund's ability to invest up to 100% of its total assets in a master series with the same investment objectives, policies and limitations as the Fund.

          All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Master Series. Therefore, although the following discusses the investment policies and limitations of the Master Series, it applies equally to the Fund.

         For purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.


          Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Master Series. If events subsequent to a transaction result in the Master Series exceeding the percentage limitation on borrowing or illiquid securities, Lehman Brothers Asset Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.


          The fundamental investment policies and limitations of the Master Series are as follows:

          1. BORROWING. The Master Series may not borrow money, except that the Master Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, the Master Series may borrow from any person for temporary purposes in an amount not exceeding 5% of the Master Series' total assets at the time the loan is made.

          2. COMMODITIES AND REAL ESTATE. The Master Series may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association ("GNMA").

          3. LENDING. The Master Series may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, the Master Series can (i) purchase debt securities and (ii) engage in repurchase agreements.

          4. INDUSTRY CONCENTRATION. The Master Series may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities") or (ii) investments in CDs or banker's acceptances issued by domestic branches of U.S. banks.

         5. DIVERSIFICATION. The Master Series may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Master Series is subject to the diversification requirements under Rule 2a-7 under the 1940 Act ("Rule 2a-7").)

          6. SENIOR  SECURITIES.   The  Master  Series  may  not  issue   senior
securities, except as permitted under the 1940 Act.

          7. UNDERWRITING. The Master Series may not underwrite securities of other issuers, except to the extent that the Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

          8. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. The Master Series may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

          The non-fundamental investment policies and limitations of The Master Series are as follows:

          1. BORROWING AND SECURITIES LENDING. The Master Series will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

          2. ILLIQUID SECURITIES. The Master Series may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

          3. INVESTMENTS IN ANY ONE ISSUER. The Master Series may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Master Series' total assets would be invested in the securities of that issuer.

          4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Master Series may not make any loans other than securities loans.

          5. MARGIN TRANSACTIONS. The Master Series may not purchase securities on margin from brokers or other lenders, except that the Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.

SENIOR SECURITIES: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

Cash Management and Temporary Defensive Positions
-------------------------------------------------


         For temporary defensive purposes, the Master Series may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, other money market funds and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state and local income taxes, and may adopt shorter than normal weighted average maturities or durations.

         In reliance on an SEC exemptive rule, the Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude the Master Series from paying a sales charge, as defined in rule 2830(b) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Master Series' investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.


Borrowing
---------

         If at any time borrowings exceed 33 1/3% of the value of the Master Series' total assets, the Master Series will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation.

Additional Investment Information
---------------------------------


          The Master Series may make the following investments, among others, some of which are part of the Master Series' principal investment strategies and some of which are not. The principal risks of the Master Series' principal investment strategies are also discussed in the Fund's Prospectus. The Master Series will not necessarily buy all of the types of securities or use all of the investment techniques that are described.


         U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States.

         "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the GNMA, Fannie Mae (also known as the "Federal National Mortgage Association"), Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae (formerly known as the "Student Loan Marketing Association"), Federal Home

Loan Banks ("FHLB") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.


         U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

         The Master Series may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of U.S. Treasury bills with comparable maturities.

         POLICIES AND LIMITATIONS. The Master Series normally invests all of its assets in U.S. Government and Agency Securities and repurchase agreements relating to such securities. Neither the Master Series nor the Fund will change this strategy without providing shareholders at least 60 days' advance notice.


         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Lehman Brothers Asset Management, acting pursuant to guidelines established by the
Master  Trustees,   determines  they  are  liquid.  Generally,   foreign
securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for the Master Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Master Series may be subject to legal restrictions which could be costly to the Master Series.


         POLICIES AND LIMITATIONS. The Master Series may invest up to 10% of its net assets in illiquid securities.

         REPURCHASE AGREEMENTS. In a repurchase agreement, the Master Series purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Master Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Lehman Brothers Asset Management monitors the creditworthiness of sellers.

         The Master Series may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities and may be more volatile than traditional types of collateral.

          POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand of more than seven days are considered to be illiquid securities; the Master Series may not enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Master Series may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Master Series' account by its custodian or a bank acting as the Master Series' agent.


         The Master Series may only invest in repurchase agreements relating to U.S. Government and Agency Securities.


         SECURITIES LOANS. The Master Series may lend portfolio securities to banks, brokerage firms and other institutional investors judged creditworthy by Lehman Brothers Asset Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Master Series. The Master Series may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Master Series an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Master Series or the borrower. The Master Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Master Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Lehman Brothers Asset Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Master Series can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Master Series also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Master Series may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

          POLICIES AND LIMITATIONS. In order to realize income, the Master Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Lehman Brothers Asset Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Master Series by depositing collateral in a form determined to be satisfactory by the Master Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. The Master Series does not count the collateral for purposes of any investment policy or limitation that requires the Master Series to invest specific percentages of its assets in accordance with its principal investment program.


          Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.


          RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Master Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Master Series qualify under Rule 144A and an institutional market develops for those securities, the Master Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Master Series' illiquidity. Lehman Brothers Asset Management, acting under guidelines established by the Master Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

          Where registration is required, the Master Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Master Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Master Series might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Master Trustees believe accurately reflects fair value.

          POLICIES  AND  LIMITATIONS.   To  the  extent  restricted  securities,
including Rule 144A securities, are illiquid, purchases thereof will be subject to the Master Series' 10% limit on investments in illiquid securities.


         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Master Series sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in the Master Series' net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Master Series. Lehman Brothers Asset Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

         The Master Series' investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. The Master Series generally will enter into a reverse repurchase agreement only if Lehman Brothers Asset Management anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where the Master Series receives a large-scale redemption near 5:00 p.m., Eastern time.

         POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Master Series' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Master Series will deposit in a segregated account with its custodian, or designate on its books as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Master Series' obligations under the agreement.


         The Master Series may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. However, as an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

          VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (E.G., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

          Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (E.G., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Master Series' quality standards. Accordingly, in purchasing these securities, the Master Series relies primarily on the creditworthiness of the credit instrument issuer or the insurer. The Master Series can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Master Series to sell the security to the issuer or third party at a specified price. The Master Series may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

          POLICIES AND LIMITATIONS. The Master Series may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.


          For purposes of determining its dollar-weighted average maturity, the Master Series calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, the Master Series is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, Lehman Brothers Asset Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

          MONEY MARKET FUNDS. The Master Series may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause the Master Series to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Master Series will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

          POLICIES AND LIMITATIONS. For cash management purposes, the Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. See "Cash Management and Temporary Defensive Positions."

         Otherwise, the Master Series' investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Series' total assets with respect to any one investment company and (iii) 10% of the Master Series' total assets in all investment companies in the aggregate.

          MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae or Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.


         Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (I.E., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

         Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

         Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.


         Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Master Series may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Master Series uses an approach that Lehman Brothers Asset Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Master Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


          Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a PRO RATA basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.


         Governmental, government-related and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers and mortgage poolers issue these forms of insurance and guarantees. Lehman Brothers Asset Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets the Master Series' investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. The Master Series may buy mortgage-backed securities without insurance or guarantees, if Lehman Brothers Asset Management determines that the securities meet the Master Series' quality standards. Lehman Brothers Asset Management will, consistent with the Master Series' investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

          POLICIES AND LIMITATIONS. The Master Series may not purchase mortgage-backed securities that, in Lehman Brothers Asset Management's opinion, are illiquid if, as a result, more than 10% of the Master Series' net assets would be invested in illiquid securities. The Master Series may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

         WHEN-ISSUED  AND  DELAYED  DELIVERY  TRANSACTIONS.  These  transactions involve a commitment by the Master Series to purchase securities that will be issued at a future date ordinarily within two months, although the Master Series may agree to a longer settlement period. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated.
When-issued purchases are negotiated directly with the other party and such commitments are not traded on exchanges.

         When-issued and delayed delivery transactions enable the Master Series to "lock in" what Lehman Brothers Asset Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Master Series might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Master Series may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Master Series will enter into transactions with established counterparties and Lehman Brothers Asset Management will monitor the creditworthiness of such counterparties.


         The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of the Master Series' NAV starting on the date of the agreement to purchase the securities. Because the Master Series has not yet paid for the securities, this produces an effect similar to leverage. The Master Series does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because the Master Series is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Master Series' interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

         When-issued and delayed-delivery transactions may cause the Master Series to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

          POLICIES AND LIMITATIONS. The Master Series will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, the Master Series may dispose of or renegotiate a commitment after it has been entered into. The Master Series also may sell securities it has committed to purchase before those securities are delivered to the Master Series on the settlement date. The Master Series may realize capital gains or losses in connection with these transactions.


          When the Master Series purchases securities on a when-issued or delayed delivery basis, the Master Series will, until payment is made, deposit in a segregated account with its custodian, or designate on its books as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Master Series' purchase commitments. This procedure is designed to ensure that the Master Series maintains sufficient assets at all times to cover its obligations under when-issued or delayed delivery purchases.


         LEVERAGE. The Master Series may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Master Series' NAV. Although the principal of such borrowings will be fixed, the Master Series' assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Master Series. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Master Series will have to pay, that Master Series' total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Master Series will be less than it would be if leverage were not used. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

         POLICIES AND LIMITATIONS. The Master Series may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). However, as an operating policy, the Master Series will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

         The Master Series may also borrow up to 5% of its total assets for temporary purposes, E.G., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation.


         ZERO COUPON SECURITIES. The Master Series may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security and the perceived credit quality of the issuer.

         Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities ("original issue discount" or "OID") must be taken into account for tax purposes ratably by the Master Series prior to the receipt of any actual payments.

         Because the Fund must distribute to its shareholders substantially all of its share of the Master Series' net investment income (including any non-cash income attributable to OID on zero coupon securities) each year for federal income and excise tax purposes, and the Fund must redeem part of its interest in the Master Series to produce cash to make those distributions, the latter may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to pay the redemption proceeds to the Fund to enable it to satisfy the Fund's distribution requirements. See "Additional Tax Information - Taxation of the Fund."


          The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

         TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Master Series service providers and the Master Series' operations.

          RISKS OF FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

          Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

          CALL RISK. Some debt securities in which the Master Series may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, the Master Series holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Master Series would have to reinvest the proceeds from the called security at the current, lower rates.


          RATINGS OF FIXED INCOME SECURITIES. The Master Series may purchase securities rated by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. or any other nationally recognized statistical rating organization ("NRSRO") (please see the Master Series' prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon and rating may have different yields. Although the Master Series may rely on the ratings of any NRSRO, the Master Series mainly refer to ratings assigned by S&P, Moody's, which are described in Appendix A, and Fitch Inc.. The Master Series may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management to the rated securities in which the Master Series may permissibly invest.

          HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Lehman Brothers Asset Management to be of comparable quality.

          RATINGS DOWNGRADES. Subsequent to its purchase by the Master Series, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by the Master Series. In such a case, Lehman Brothers Asset Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

           DURATION. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration the Master Series will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

         The Master Series has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, the Master Series will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits the Master Series to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Rule 2a-7 also requires the Master Series to maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Master Series has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

                           CERTAIN RISK CONSIDERATIONS

         Although the Master Series seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Master Series will achieve its investment objective.

         The Fund's investment in the Master Series may be affected by the actions of other large investors in the Master Series, if any. For example, if a large investor in the Master Series (other than the Fund) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Fund) might, as a result, experience higher PRO RATA operating expenses, thereby producing lower returns.

                             PERFORMANCE INFORMATION

          The Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield Calculations
------------------

          The Fund may advertise its "current yield" and "effective yield" in the financial press and other publications. The Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

          The EFFECTIVE YIELD of the Fund is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)     ] - 1.

Tax Equivalent Yield
--------------------

         Much of the dividends the Fund pays may represent income it received on direct obligations of the U.S. Government and, as a result, is not subject to income tax in most states and localities. From time to time, the Fund may advertise a "tax equivalent yield" for one or more of those states or localities that reflects the taxable yield that an investor subject to the highest marginal rate of state or local income tax would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                                                 Y1 + Y2
                         Tax Equivalent Yield = ----
                                                1-MR

where Y1 equals the portion of the Fund's current or effective yield that is not subject to state or local income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal tax rate of the state or locality for which the tax equivalent yield is being calculated.


          The calculation of tax equivalent yield can be illustrated by the following example. If the current yield for a 7-day period was 5%, and during that period 100% of the income was attributable to interest on direct obligations of the U.S. Government and, therefore, was not subject to income taxation in most states and localities, a taxpayer residing in New York and subject to that state's highest marginal 2007 tax rate of 6.85% would have to have received a taxable current yield of 5.37% in order to equal the 5% after-tax yield. Moreover, if that taxpayer also were subject to income taxation by New York City at a marginal 2007 rate of 3.65%, the taxpayer would have to have received a taxable current yield of 5.59% to equal the 5% after-tax yield. The calculation using these marginal rates reflect deductions of state and local taxes for Federal income tax purposes.


          The use of a 5% yield in this example is for illustrative purposes only and is not indicative of the Fund's recent or future performance. Of course, all dividends paid by Neuberger Berman GOVERNMENT MONEY Fund are subject to federal income taxation at applicable rates.

                              TRUSTEES AND OFFICERS

         The following tables set forth information concerning the Fund Trustees and officers of the Trust. All persons named as Fund Trustees and officers also serve in similar capacities for other funds administered or managed by NB Management.

Information about the Board of Trustees
---------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                         FUNDS IN      OTHER DIRECTORSHIPS
                        POSITION AND                                                   FUND COMPLEX         HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                                     OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)            TIME SERVED (2)    PRINCIPAL OCCUPATION(S) (3)                FUND TRUSTEE (4)       TRUSTEE
---------------        ---------------    ---------------------------                ----------------       -------
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
John Cannon (77)       Trustee since     Consultant; formerly, Chairman, CDC              61           Independent Trustee or
                           1994          Investment Advisers (registered investment                    Director of three series of
                                         adviser), 1993 to January 1999; formerly,                     Oppenheimer Funds: Limited
                                         President and Chief Executive Officer, AMA                    Term New York Municipal
                                         Investment Advisors, an affiliate of the                      Fund, Rochester Fund
                                         American Medical Association.                                 Municipals, and Oppenheimer
                                                                                                       Convertible Securities Fund
                                                                                                       since 1992.

-----------------------------------------------------------------------------------------------------------------------------------
Faith Colish (71)      Trustee since     Counsel, Carter Ledyard & Milburn LLP (law       61           Formerly, Director (1997 to
                           2000          firm) since October 2002; formerly,                           2003) and Advisory Director
                                         Attorney-at-Law and President, Faith Colish,                  (2003 to 2006), ABA
                                         A Professional Corporation, 1980 to 2002.                     Retirement Funds (formerly,
                                                                                                       American Bar Retirement
                                                                                                       Association) (not-for-profit
                                                                                                       membership corporation).

------------------------------------------------------------------------------------------------------------------------------------


                                                                 17



------------------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                         FUNDS IN      OTHER DIRECTORSHIPS
                        POSITION AND                                                   FUND COMPLEX         HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                                     OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)            TIME SERVED (2)    PRINCIPAL OCCUPATION(S) (3)                FUND TRUSTEE (4)       TRUSTEE
---------------        ---------------    ---------------------------                ----------------       -------
------------------------------------------------------------------------------------------------------------------------------------

Martha C. Goss (58)    Trustee since     President, Woodhill Enterprises Inc./Chase       61           Director, Ocwen Financial
                           2007          Hollow Associates LLC (personal investment                    Corporation (mortgage
                                         vehicle), since 2006; Chief Operating and                     servicing), since 2005;
                                         Financial Officer, Hopewell Holdings LLC/                     Director, American Water
                                         Amwell Holdings, LLC (a holding company for                   (water utility), since 2003;
                                         a healthcare reinsurance company start-up),                   Director, Channel
                                         since 2003; formerly, Consultant, Resources                   Reinsurance (financial
                                         Connection (temporary staffing), 2002 to                      guaranty reinsurance), since
                                         2006.                                                         2006; Advisory Board Member,
                                                                                                       Attensity (software
                                                                                                       developer), since 2005;
                                                                                                       Director, Allianz Life of
                                                                                                       New York (insurance),
                                                                                                       since 2005; Director,
                                                                                                       Financial Women's
                                                                                                       Association of New York
                                                                                                       (not for profit
                                                                                                       association), since 2003;
                                                                                                       Trustee Emerita, Brown
                                                                                                       University, since 1998.

----------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (69)    Trustee since     President, C.A. Harvey Associates since          61           Formerly, President, Board
                           2000          October 2001; formerly, Director, AARP, 1978                  of Associates to The
                                         to December 2001.                                             National Rehabilitation
                                                                                                       Hospital's Board of
                                                                                                       Directors, 2001 to 2002;
                                                                                                       formerly, Member,
                                                                                                       Individual Investors
                                                                                                       Advisory Committee to the
                                                                                                       New York Stock Exchange
                                                                                                       Board of Directors, 1998
                                                                                                       to June 2002.

----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                         FUNDS IN      OTHER DIRECTORSHIPS
                        POSITION AND                                                   FUND COMPLEX         HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                                     OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)            TIME SERVED (2)    PRINCIPAL OCCUPATION(S) (3)                FUND TRUSTEE (4)       TRUSTEE
---------------        ---------------    ---------------------------                ----------------       -------
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh       Trustee since     Marcus Nadler Professor Emeritus of Finance      61           Formerly, Director, The
(79)                       1993          and Economics, New York University Stern                      Caring Community
                                         School of Business; formerly, Executive                       (not-for-profit), 1997 to
                                         Secretary-Treasurer, American Finance                         2006; formerly, Director,
                                         Association, 1961 to 1979.                                    DEL Laboratories, Inc.
                                                                                                       (cosmetics and
                                                                                                       pharmaceuticals), 1978 to
                                                                                                       2004; formerly, Director,
                                                                                                       Apple Bank for Savings,
                                                                                                       1979 to 1990; formerly,
                                                                                                       Director, Western Pacific
                                                                                                       Industries, Inc., 1972 to
                                                                                                       1986 (public company).

------------------------------------------------------------------------------------------------------------------------------------
Michael M. Knetter     Trustee since     Dean, School of Business, University of          61           Trustee, Northwestern Mutual
(47)                       2007          Wisconsin - Madison; formerly, Professor of                   Series Fund, Inc. since
                                         International Economics and Associate Dean,                   February 2007; Director,
                                         Amos Tuck School of Business - Dartmouth                      Wausau Paper since 2005;
                                         College, 1998 to 2002.                                        Director, Great Wolf Resorts
                                                                                                       since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf       Trustee since     Retired; formerly, Vice President and            61           Director, Webfinancial
(70)                       2000          General Counsel, WHX Corporation (holding                     Corporation (holding
                                         company), 1993 to 2001.                                       company) since December
                                                                                                       2002; formerly, Director
                                                                                                       WHX Corporation (holding
                                                                                                       company), January 2002 to
                                                                                                       June 2005; formerly,
                                                                                                       Director, State Theatre
                                                                                                       of New Jersey
                                                                                                       (not-for-profit theater),
                                                                                                       2000 to 2005.

-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                         FUNDS IN      OTHER DIRECTORSHIPS
                        POSITION AND                                                   FUND COMPLEX         HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                                     OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)            TIME SERVED (2)    PRINCIPAL OCCUPATION(S) (3)                FUND TRUSTEE (4)       TRUSTEE
---------------        ---------------    ---------------------------                ----------------       -------
------------------------------------------------------------------------------------------------------------------------------------
George W. Morriss      Trustee since     Formerly, Executive Vice President and Chief     61           Manager, Old Mutual 2100
(59)                       2007          Financial Officer, People's Bank (a                           fund complex (consisting of
                                         financial services company), 1991 to 2001.                    six funds) since October
                                                                                                       2006 for four funds and
                                                                                                       since February 2007 for two
                                                                                                       funds.
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien      Trustee since     Formerly, Member, Investment Policy              61           Director, Legg Mason, Inc.
(78)                       2000          Committee, Edward Jones, 1993 to 2001;                        (financial services holding
                                         President, Securities Industry Association                    company) since 1993;
                                         ("SIA") (securities industry's                                formerly, Director, Boston
                                         representative in government relations and                    Financial Group (real estate
                                         regulatory matters at the federal and state                   and tax shelters), 1993 to
                                         levels),  1974 to 1992; Adviser to SIA,                       1999.
                                         November 1992 to November 1993.

------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon       Trustee since     Retired; formerly, Senior Vice President,        61           Formerly, Director, Pro-Kids
(74)                        1993         Foodmaker, Inc. (operator and franchiser of                   Golf and Learning Academy
                                         restaurants) until January 1997.                              (teach golf and computer
                                                                                                       usage to "at risk"
                                                                                                       children), 1998 to 2006;
                                                                                                       formerly, Director,
                                                                                                       Prandium, Inc.
                                                                                                       (restaurants), March 2001
                                                                                                       to  July 2002.

------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan      Trustee since     Founding General Partner, Oxford Partners        61           None.
(75)                       2000          and Oxford Bioscience Partners (venture
                                         capital investing) and President, Oxford
                                         Venture Corporation since 1981.
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                         FUNDS IN      OTHER DIRECTORSHIPS
                        POSITION AND                                                   FUND COMPLEX         HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                                     OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)            TIME SERVED (2)    PRINCIPAL OCCUPATION(S) (3)                FUND TRUSTEE (4)       TRUSTEE
---------------        ---------------    ---------------------------                ----------------       -------
------------------------------------------------------------------------------------------------------------------------------------

Tom D. Seip (57)       Trustee since     General Partner, Seip Investments LP (a          61        Director, H&R Block, Inc.
                        2000; Lead       private investment partnership); formerly,                 (financial services company)
                       Independent       President and CEO, Westaff, Inc. (temporary                since May 2001;  Chairman,
                         Trustee         staffing), May 2001 to January 2002;                       Compensation Committee, H&R
                        beginning        formerly, Senior Executive at the Charles                  Block, Inc. since 2006;
                           2006          Schwab Corporation, 1983 to 1998, including                formerly, Director, America
                                         Chief Executive Officer, Charles Schwab                    One Foundation since 1998;
                                         Investment Management, Inc. and Trustee,                   formerly, Chairman,
                                         Schwab Family of Funds and Schwab                          Governance and Nominating
                                         Investments, 1997 to 1998, and Executive                   Committee, H&R Block, Inc.,
                                         Vice President-Retail Brokerage, Charles                   2004 to 2006; formerly,
                                         Schwab & Co., Inc., 1994 to 1997.                          Director, Forward Management,
                                                                                                    Inc. (asset management
                                                                                                    company), 1999 to 2006; formerly
                                                                                                    Director, E-Bay Zoological
                                                                                                    Society, 1999 to 2003;
                                                                                                    formerly, Director, General
                                                                                                    Magic (voice recognition
                                                                                                    software), 2001 to 2002;
                                                                                                    formerly, Director, E-Finance
                                                                                                    Corporation (credit
                                                                                                    decisioning services), 1999
                                                                                                    to 2003; formerly, Director,
                                                                                                    Save-Daily.com (micro
                                                                                                    investing services), 1999 to
                                                                                                    2003.

------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                         FUNDS IN          OTHER DIRECTORSHIPS
                        POSITION AND                                                   FUND COMPLEX         HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                                     OVERSEEN BY          COMPLEX BY FUND
ADDRESS (1)            TIME SERVED (2)    PRINCIPAL OCCUPATION(S) (3)                FUND TRUSTEE (4)           TRUSTEE
---------------        ---------------    ---------------------------                ----------------           -------
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight      Trustee          Private investor and consultant specializing    61           Director, Montpelier Re
(59)                    since 1993        in the insurance industry; formerly,                         (reinsurance company) since
                                          Advisory Director, Securitas Capital LLC (a                  2006; Director, National
                                          global private equity investment firm                        Atlantic Holdings
                                          dedicated to making investments in the                       Corporation (property and
                                          insurance sector), 1998 to December 2003.                    casualty insurance company)
                                                                                                       since 2004; Director, The
                                                                                                       Proformance Insurance Company
                                                                                                       (property and casualty
                                                                                                       insurance company) since
                                                                                                       March 2004; formerly,
                                                                                                       Director, Providence
                                                                                                       Washington Insurance Company
                                                                                                       (property and casualty
                                                                                                       insurance company), December
                                                                                                       1998 to March 2006; formerly,
                                                                                                       Director, Summit Global
                                                                                                       Partners (insurance brokerage
                                                                                                       firm), 2000 to 2005.

------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (62)      Trustee since    Retired; formerly, Regional Manager for Mid-    61           None.
                             2000         Southern Region, Ford Motor Credit Company
                                          since September 1997; formerly, President,
                                          Ford Life Insurance Company, April 1995 to
                                           August 1997.

------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF
                                                                                         FUNDS IN      OTHER DIRECTORSHIPS
                        POSITION AND                                                   FUND COMPLEX         HELD OUTSIDE FUND
NAME, AGE, AND            LENGTH OF                                                     OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)            TIME SERVED (2)    PRINCIPAL OCCUPATION(S) (3)                FUND TRUSTEE (4)       TRUSTEE
---------------        ---------------    ---------------------------                ----------------       -------
------------------------------------------------------------------------------------------------------------------------------------
                                             FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin*          President        Executive Vice President and Chief              61           Director, Dale Carnegie and
(66)                    and Trustee       Investment Officer, Neuberger Berman Inc.                    Associates, Inc. (private
                         since 2002       (holding company) since 2002 and 2003,                       company) since 1998;
                                          respectively; Managing Director and Chief                    Director, Solbright, Inc.
                                          Investment Officer, Neuberger Berman since                   (private company) since 1998.
                                          December 2005 and 2003, respectively;
                                          formerly, Executive Vice President,
                                          Neuberger Berman, December 2002 to 2005;
                                          Director and Chairman, NB Management since
                                          December 2002; formerly, Executive Vice
                                          President, Citigroup Investments, Inc.,
                                          September 1995 to February 2002; formerly,
                                          Executive Vice President, Citigroup Inc.,
                                          September 1995 to February 2002.

------------------------------------------------------------------------------------------------------------------------------------

Peter E. Sundman*     Chairman of the     Executive Vice President, Neuberger Berman      61            Director and Vice President,
(48)                 Board and Trustee    Inc. (holding company) since 1999; Head of                    Neuberger & Berman Agency,
                     since 2000; Chief    Neuberger Berman Inc.'s Mutual Funds                          Inc. since 2000; formerly,
                     Executive Officer    Business (since 1999) and Institutional                       Director, Neuberger Berman
                        since 1999;       Business (1999 to October 2005); responsible                  Inc. (holding company),
                    President from 1999   for Managed Accounts Business and                             October 1999 to March 2003;
                          to 2000         intermediary distribution since October                       Trustee, Frost Valley YMCA;
                                          1999; President and Director, NB Management                   Trustee, College of Wooster.
                                          since 1999; Managing Director, Neuberger
                                          Berman since 2005; formerly, Executive Vice
                                          President, Neuberger Berman, 1999 to
                                          December 2005;  formerly,
                                          Principal,      Neuberger
                                          Berman,   1997  to  1999;
                                          formerly,   Senior   Vice
                                          President, NB Management,
                                          1996 to 1999.

------------------------------------------------------------------------------------------------------------------------------------

(1)      The business address of each listed person is 605 Third Avenue, New York, New York 10158.



(2)      Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any
         Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)      Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)      For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

*        Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and/or
         Lehman Brothers Asset Management.


Information about the Officers of the Trust
-------------------------------------------

                                      Position and Length of
                                      -----------------------
Name, Age, and Address (1)                Time Served (2)               Principal Occupation(s) (3)
--------------------------                ---------------               ---------------------------
Andrew B. Allard (46)               Anti-Money Laundering               Senior Vice President, Neuberger Berman since 2006; Deputy
                                    Compliance Officer since 2002       General Counsel, Neuberger Berman since 2004; formerly,
                                                                        Vice President, Neuberger Berman, 2000 to 2005; formerly,
                                                                        Associate General Counsel, Neuberger Berman, 1999 to 2004;
                                                                        Anti-Money Laundering Compliance Officer, seventeen
                                                                        registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, four since 2004, one since 2005 and two
                                                                        since 2006).

Michael J. Bradler (37)           Assistant Treasurer since 2005        Vice President, Neuberger Berman since 2006; Employee, NB
                                                                        Management since 1997; Assistant Treasurer, seventeen
                                                                        registered investment companies for which NB Management acts as investment manager and administrator (fifteen since 2005 and two since 2006).


                                      Position and Length of
                                      -----------------------
Name, Age, and Address (1)                Time Served (2)               Principal Occupation(s) (3)
--------------------------                ---------------               ---------------------------
Claudia A. Brandon (50)                Secretary since 1985             Senior Vice President, Neuberger Berman since 2007; Vice
                                                                        President-Mutual Fund Board Relations, NB Management since
                                                                        2000 and Assistant Secretary since 2004; formerly, Vice
                                                                        President, Neuberger Berman, 2002 to 2006 and Employee
                                                                        since 1999; Secretary, seventeen registered investment
                                                                        companies for which NB Management acts as investment
                                                                        manager and administrator (three since 1985, four since
                                                                        2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Robert Conti (51)                   Vice President since 2000           Managing Director, Neuberger Berman since 2007; formerly,
                                                                        Senior Vice President, Neuberger Berman, 2003 to 2006;
                                                                        formerly, Vice President, Neuberger Berman, 1999 to 2003;
                                                                        Senior Vice President, NB Management since 2000; Vice
                                                                        President, seventeen registered investment companies for
                                                                        which NB Management acts as investment manager and
                                                                        administrator (three since 2000, four since 2002, three
                                                                        since 2003, four since 2004, one since 2005 and two since
                                                                        2006).

Brian J. Gaffney (53)              Vice President since 2000            Managing Director, Neuberger Berman since 1999; Senior Vice
                                                                        President, NB Management since 2000; Vice President,
                                                                        seventeen registered investment companies for which NB
                                                                        Management acts as investment manager and administrator
                                                                        (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Maxine L. Gerson (56)              Chief Legal Officer since 2005       Senior Vice President, Neuberger Berman since 2002; Deputy
                                   (only for purposes of sections       General Counsel and Assistant Secretary, Neuberger Berman
                                   307 and 406 of the Sarbanes-Oxley    since 2001; Secretary and General Counsel, NB Management
                                   Act of 2002)                         since 2004; Chief Legal Officer (only for purposes of
                                                                        sections 307 and 406 of the Sarbanes-Oxley Act of 2002),
                                                                        seventeen registered investment companies for which NB
                                                                        Management acts as investment manager and administrator
                                                                        (fifteen since 2005 and two since 2006).




                                      Position and Length of
                                      -----------------------
Name, Age, and Address (1)                Time Served (2)               Principal Occupation(s) (3)
--------------------------                ---------------               ---------------------------
Sheila R. James (42)             Assistant Secretary since 2002         Assistant Vice President, Neuberger Berman since 2007 and
                                                                        Employee since 1999; Assistant Secretary, seventeen
                                                                        registered investment companies for which NB Management
                                                                        acts as investment manager and administrator (seven since
                                                                        2002, three since 2003, four since 2004, one since 2005 and two since 2006).

Kevin Lyons (52)                 Assistant Secretary since 2003         Employee, Neuberger Berman since 1999; Assistant Secretary, seventeen registered investment companies for which NB
                                                                        Management acts as investment manager and administrator
                                                                        (ten since 2003, four since 2004, one since 2005 and two
                                                                        since 2006).

John M. McGovern (37)        Treasurer and Principal Financial          Senior Vice President, Neuberger Berman since 2007;
                             and Accounting Officer since 2005;         formerly, Vice President, Neuberger Berman, 2004 to 2006;
                             prior thereto, Assistant Treasurer         Employee, NB Management since 1993; Treasurer and Principal
                                      since 2002                        Financial and Accounting Officer, seventeen registered
                                                                        investment companies for which NB Management acts as
                                                                        investment manager and administrator (fifteen since 2005 and two since 2006); formerly, Assistant Treasurer, fifteen
                                                                        registered investment companies for which NB Management acts as investment manager and administrator, 2002 to 2005.

Frank Rosato (36)              Assistant Treasurer since 2005           Vice President, Neuberger Berman since 2006; Employee, NB
                                                                        Management since 1995; Assistant Treasurer, seventeen
                                                                        registered investment companies for which NB Management acts as investment manager and administrator (fifteen since 2005 and two since 2006).

Frederic B. Soule (61)            Vice President since 2000             Senior Vice President, Neuberger Berman since 2003;
                                                                        formerly, Vice President, Neuberger Berman, 1999 to 2003;
                                                                        Vice President, seventeen registered investment companies
                                                                        for which NB Management acts as investment manager and
                                                                        administrator (three since 2000, four since 2002, three
                                                                        since 2003, four since 2004, one since 2005 and two since
                                                                        2006).



                                      Position and Length of
                                      -----------------------
Name, Age, and Address (1)                Time Served (2)               Principal Occupation(s) (3)
--------------------------                ---------------               ---------------------------
Chamaine Williams (36)       Chief Compliance Officer since 2005        Senior Vice President, Lehman Brothers Inc. since 2007;
                                                                        formerly, Vice President, Lehman Brothers Inc., 2003 to
                                                                        2006; Chief Compliance Officer, seventeen registered
                                                                        investment companies for which NB Management acts as
                                                                        investment manager and administrator (sixteen since 2005
                                                                        and one since 2006); Chief Compliance Officer, Lehman
                                                                        Brothers Asset Management Inc. since 2003; Chief Compliance
                                                                        Officer, Lehman Brothers Alternative Investment Management
                                                                        LLC since 2003; formerly, Vice President, UBS Global Asset
                                                                        Management (US) Inc. (formerly, Mitchell Hutchins Asset
                                                                        Management, a wholly-owned subsidiary of PaineWebber Inc.),
                                                                        1997 to 2003.


--------------------


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

         The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.


         AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Fund's accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund's independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent registered public accounting firms; and (e) to act as a liaison between the Fund's independent registered public accounting firms and the full

Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006 and the fiscal period from November 1, 2006 to March 31, 2007, the Committee met seven and two times, respectively.

         ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering the Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward
I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006 and the fiscal period from November 1, 2006 to March 31, 2007, the Committee met four and two times, respectively. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman, NB Management and Lehman Brothers Asset Management.

         CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended October 31, 2006 and the fiscal period from November 1, 2006 to March 31, 2007, the Committee met two times and one time, respectively.

         EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the committee did not meet; during the fiscal period from November 1, 2006 to March 31, 2007, the Committee met once.

         GOVERNANCE  AND  NOMINATING  COMMITTEE.  The  Governance and Nominating
Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Income Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended October 31, 2006 and the fiscal period from November 1, 2006 to March 31, 2007, the Committee met two times and one time, respectively.

          PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) generally monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available; (d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which the Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace
L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006 the Committee met three times; during the fiscal period from November 1, 2006 to March 31, 2007, the Committee did not meet.

          INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended October 31, 2006, the Committee met once; during the fiscal period from November 1, 2006 to March 31, 2007, the Committee met once.


         The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the

Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


         Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

         The following tables set forth information concerning the compensation of the Fund Trustees for the fiscal year ended October 31, 2006 and the fiscal period ended March 31, 2007. The Trust does not have any retirement plan for the Fund Trustees.


                              TABLE OF COMPENSATION

                         FOR FISCAL YEAR ENDED 10/31/06
                         ------------------------------

                                                                       Total Compensation from
                                     Aggregate Compensation            Investment Companies in the
Name and Position with the Trust         from the Trust                Neuberger Berman Fund Complex
---------------------------------        --------------                -----------------------------
INDEPENDENT FUND TRUSTEES
John Cannon                                $24,312                            $108,801
Trustee

Faith Colish                               $22,991                            $102,010
Trustee

Martha C. Goss*                                N/A                                N/A
Trustee

C. Anne Harvey                             $22,991                            $102,010
Trustee

Robert A. Kavesh                           $22,991                            $102,010
Trustee

                                            30



                                                                       Total Compensation from
                                     Aggregate Compensation            Investment Companies in the
Name and Position with the Trust         from the Trust                Neuberger Berman Fund Complex
---------------------------------        --------------                -----------------------------

Michael M. Knetter*                            N/A                               $6,077
Trustee

Howard A. Mileaf                           $24,312                             $108,801
Trustee

George W. Morriss*                             N/A                               $6,741
Trustee

Edward I. O'Brien                          $22,991                             $102,010
Trustee

William E. Rulon                           $22,991                             $102,010
Trustee

Cornelius T. Ryan                          $25,177                             $113,676
Trustee

Tom D. Seip                                $27,578                             $123,396
Trustee

Candace L. Straight                        $22,991                             $102,010
Trustee

Peter P. Trapp                             $22,862                             $101,605
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                 $0                                $0
President and Trustee

Peter E. Sundman                               $0                                $0
Chairman of the Board, Chief
Executive Officer and Trustee

*Dr. Knetter and Mr. Morriss became Fund Trustees on February 28, 2007.  Ms. Goss became a
Fund Trustee on June 1, 2007.


                              TABLE OF COMPENSATION

                      FOR THE FISCAL PERIOD ENDED 03/31/07*


                                                                       Total Compensation from
                                     Aggregate Compensation            Investment Companies in the
Name and Position with the Trust         from the Trust                Neuberger Berman Fund Complex
---------------------------------        --------------                -----------------------------
INDEPENDENT FUND TRUSTEES

John Cannon                                $1,088                            $52,525
Trustee

Faith Colish                               $1,051                            $50,597
Trustee




                                                                       Total Compensation from
                                     Aggregate Compensation            Investment Companies in the
Name and Position with the Trust         from the Trust                Neuberger Berman Fund Complex
---------------------------------        --------------                -----------------------------
Martha C. Goss**                           N/A                               N/A
Trustee

C. Anne Harvey                             $885                              $43,363
Trustee

Robert A. Kavesh                           $1,051                            $50,597
Trustee

Michael M. Knetter**                       $284                              $12,379
Trustee

Howard A. Mileaf                           $1,088                            $52,525
Trustee

George W. Morriss**                        $284                              $12,379
Trustee

Edward I. O'Brien                          $1,051                            $50,597
Trustee

William E. Rulon                           $1,139                            $50,597
Trustee

Cornelius T. Ryan                          $1,139                            $54,934
Trustee

Tom D. Seip                                $1,292                            $62,160
Trustee

Candace L. Straight                        $1,051                            $50,597
Trustee

Peter P. Trapp                             $1,088                            $52,525
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                               $0                                $0
President and Trustee

Peter E. Sundman                             $0                                $0

Chairman of the Board, Chief Executive Officer and Trustee

* For the  period  from  November  1,  2006 to March 31,  2007.
**Dr.  Knetter and Mr.  Morriss  became Fund  Trustees on February 28,
2007. Ms. Goss became a Fund Trustee on June 1, 2007.



          On June 30, 2007, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

Ownership of Equity Securities by the Fund Trustees
---------------------------------------------------

         Set forth below is the dollar range of securities owned by the Fund Trustees as of December 31, 2006.*

---------------------------------------------------
                                Government Money
---------------------------------------------------
John Cannon                             A
---------------------------------------------------
Faith Colish                            A
---------------------------------------------------
Martha C. Goss                          A
---------------------------------------------------
C. Anne Harvey                          A
---------------------------------------------------
Robert A. Kavesh                        A
---------------------------------------------------
Michael M. Knetter                      A
---------------------------------------------------
Howard A. Mileaf                        A
---------------------------------------------------
George W. Morriss                       A
---------------------------------------------------
Edward I. O'Brien                       A
---------------------------------------------------
William E. Rulon                        A
---------------------------------------------------
Cornelius T. Ryan                       A
---------------------------------------------------
Tom D. Seip                             A
---------------------------------------------------
Candace L. Straight                     C
---------------------------------------------------
Peter P. Trapp                          A
---------------------------------------------------
Jack L. Rivkin                          A
---------------------------------------------------
Peter E. Sundman                        A
---------------------------------------------------
*Valuation as of December 31, 2006.

A = None  B = $1-$10,000  C = $10,001 - $50,000  D = $50,001-$100,000
E = over $100,000

The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the Neuberger Berman Fund Family as of December 31, 2006.*

--------------------------------------------------------------------------------
                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
NAME OF FUND TRUSTEE            FUND TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                               E
--------------------------------------------------------------------------------
Faith Colish                                              E
--------------------------------------------------------------------------------
Martha C. Goss                                            C
--------------------------------------------------------------------------------
C. Anne Harvey                                            D
--------------------------------------------------------------------------------
Robert A. Kavesh                                          C
--------------------------------------------------------------------------------
Michael M. Knetter                                        A
--------------------------------------------------------------------------------
Howard A. Mileaf                                          E
--------------------------------------------------------------------------------
George W. Morriss                                         C
--------------------------------------------------------------------------------
Edward I. O'Brien                                         E
--------------------------------------------------------------------------------
William E. Rulon                                          E
--------------------------------------------------------------------------------
Cornelius T. Ryan                                         C
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
NAME OF FUND TRUSTEE            FUND TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
Tom D. Seip                                               E
--------------------------------------------------------------------------------
Candace L. Straight                                       E
--------------------------------------------------------------------------------
Peter P. Trapp                                            E
--------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin                                            B
--------------------------------------------------------------------------------
Peter E. Sundman                                          E
--------------------------------------------------------------------------------
* Valuation as of December 31, 2006.

A = None  B = $1-$10,000  C = $10,001 - $50,000  D = $50,001-$100,000
E = over $100,000


Independent Fund Trustees Ownership of Securities
-------------------------------------------------

         No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

            Because all of the Fund's net investable assets are invested in the Master Series, the Fund does not need an investment manager. NB Management serves as the investment manager to the Master Series pursuant to a management agreement with Master Trust, on behalf of the Master Series (a "Management Agreement"). The Management Agreement was approved by the holders of the interests in the Master Series on December 18, 2006.

         The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of The Master Series through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although NB Management has no current plans to pay a material amount of such compensation.

         NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day  investment  management of the Master Series;  NB
Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Master Series.

         Under the Management Agreement, NB Management provides to the Master Series, without separate cost, office space, equipment and facilities and the personnel necessary to perform executive, administrative and clerical functions. NB Management pays all salaries, expenses and fees of the officers, trustees and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and five persons who are officers of NB Management, presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." The Master Series pays NB Management a management fee based on its average daily net assets, as described in the Prospectus.

         NB Management provides similar facilities, services and personnel to the Fund pursuant to an administration agreement with the Trust dated November 3, 2003 ("Administration Agreement"). For such administrative services, the Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

         Under the Administration Agreement for the Investor Class of Neuberger Berman GOVERNMENT MONEY Fund shares, NB Management provides to the Class and its shareholders certain shareholder, shareholder-related and other services that are not furnished by the Fund's shareholder servicing agent or third party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third party provider solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

          The Management Agreement continues with respect to the Master Series for a period of two years after the date the Master Series became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Master Series, so long as its continuance is approved at least annually (1) by the vote of a majority of the Master Trustees who are not "interested persons" of NB Management or the Trust ("Independent Master Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Master Trustees or by a 1940 Act majority vote of the outstanding interests in the Master Series.

         The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

         The Management Agreement is terminable, without penalty, with respect to the Master Series on 60 days' written notice either by the Master Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Management and Administration Fees
----------------------------------

         For  investment   management  services,   the  Master  Series  pays  NB
Management a fee at the annual rate of 0.08% of its average daily net assets.

         For administrative services, the Investor Class of the Fund pays NB Management at the annual rate of 0.27% of that Class's average daily net assets plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, the Fund may compensate such third parties for accounting and other services.


         The Investor Class of the Fund accrued management and administration fees of the following amounts (before any reimbursement of the Fund, described below) for the fiscal period ended March 31, 2007 and the fiscal years ended October 31, 2006, 2005 and 2004:

Investor Class   Fiscal Period from  Fiscal Year   Fiscal Year   Fiscal Year
--------------   ------------------  -----------   -----------   -----------
                   November 1, 2006  Ended October Ended October Ended October
                   ----------------  ------------- ------------- -------------
                     to March 31,         31,           31,           31,
                     ------------         ---           ---           ---
                         2007**          2006*         2005*         2004*
                         ------          -----         -----         -----
GOVERNMENT MONEY      $428,362       $1,348,229    $1,750,053      $4,233,687



Expense Limitations
-------------------


          Until February 28, 2007, NB Management had voluntarily agreed to waive its investment management fee for the Investor Class of the Fund in the amount of 0.02% of the Fund's average net assets. For the fiscal period ended March 31, 2007 and for the fiscal years ended October 31, 2006 and October 31, 2005, NB Management voluntarily waived its investment management fee for the Fund in the following amounts:

Investor Class    Fiscal Period from     Fiscal Year Ended    Fiscal Year Ended
--------------    -------------------    -----------------    -----------------
                  November 1, 2006 to       October 31,          October 31,
                  -------------------       -----------         ------------
                        March 31,               2006                2005
                        ---------               ----                ----
                          2007
                          ----

GOVERNMENT MONEY        $19,651               $72,877             $73,845


         Effective February 28, 2007, NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of the Fund so that its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed, in the aggregate, 0.45% per annum of the Fund's Investor Class' average daily net assets. This contractual undertaking lasts until October 31, 2010.

          For the fiscal period ended March 31, 2007, NB Management reimbursed the Investor Class of the Funds the following amounts of expenses pursuant to the Fund's contractual arrangement:

Investor Class                        Fiscal Period from
--------------                        -------------------
                                      November 1, 2006 to
                                      -------------------
                                          March 31,
                                          ---------
                                            2007
                                            ----
Government Money                             $0


         The Fund's Investor Class has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 0.45% of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.






          For the fiscal period ended March 31, 2007, the Investor Class of the Fund repaid NB Management $0 of expenses that NB Management reimbursed to the Fund.

Sub-Adviser
-----------

         NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to the Master Series pursuant to a sub-advisory agreement dated December 15, 2006 (the "Sub-Advisory Agreement").


         Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Master Series' day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Sub-Advisory Agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of the Master Series through associated persons of Lehman Brothers Asset Management. The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.


         The Sub-Advisory Agreement continues with respect to the Master Series for a period of two years after the date the Master Series became subject thereto and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund, by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

Investment Companies Managed
----------------------------

         The investment decisions concerning the Master Series and the other registered investment companies managed by NB Management, or Lehman Brothers Asset Management Inc. (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Master Series. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Master Series to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

          There may be occasions when the Master Series and one or more of the Other NB Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Master Series, in other cases it is believed that the Master Series' ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Master Trustees that the desirability of the Master Series having their advisory arrangements with NB Management and Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

         The Master  Series is subject  to  certain  limitations  imposed on all advisory clients of NB Management and Lehman Brothers Asset Management (including the Master Series, the Other NB Funds and other managed accounts) and personnel of NB Management and Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.


Codes of Ethics
---------------


          The Fund, Master Series, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, Fund Trustees and Master Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with the Master Series or taking personal advantage of investment opportunities that may belong to the Master Series. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.


Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------


         Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management who are deemed "control persons," all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Jack L. Rivkin and Peter E. Sundman. Mr.
Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Joseph Amato, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

          Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity and private client services. The firm is headquartered in New York, London and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.


                            DISTRIBUTION ARRANGEMENTS

         The Fund offer a Class of shares, known as Investor Class.

Distributor
-----------

         NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Investor Class shares are offered on a no-load basis.

         In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Investor Class shares, each a continuous offering, without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

         For the Fund's Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Lehman Brothers Asset Management.

         From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.


          The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement with respect to the Investor Class ("Distribution Agreement"). The Distribution Agreement continues until October 31, 2007. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as each Management Agreement.


Revenue Sharing
---------------

         NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Fund) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

         Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

     In addition, NB Management may pay for: placing the Fund on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Fund; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Fund; explaining to clients the features and characteristics of the Fund; conducting due diligence regarding the Fund; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

         The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

         Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Fund or of any particular share class of the Fund. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of the Fund.

         In addition to the compensation described above, the Fund and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Fund may differ depending on the Fund and are designed to be equal to or less than the fees the Fund would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

         NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Fund or retain shares of the Fund in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Fund with respect to those assets.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

         The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Investor Class of the Fund and the Master Series is calculated by subtracting total liabilities of that Class from total assets attributable to the Class of the Fund (in the case of a Master Series, the market value of the securities the Master Series holds plus cash and other assets). The Fund's Investor Class NAV is calculated by dividing its NAV by the number of shares outstanding attributable to that Class and rounding the result to the nearest full cent.

         The Fund tries to maintain stable NAVs of $1.00 per share. The Master Series values its securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. The Master Series and the Fund each price their shares at 5:00 p.m., Eastern time, on each day the New York Stock Exchange ("NYSE") and Federal Reserve Wire System ("Federal Reserve") are open.






Automatic Investing
-------------------

         Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

Financial Intermediaries
------------------------

         The Fund has authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Fund's prospectus. Purchase orders will be priced at the next share price to be calculated after your order has been received, provided payment is received in a timely fashion.


                        VALUATION OF PORTFOLIO SECURITIES

         The Master Series relies on Rule 2a-7 to use the amortized cost method of valuation to enable the Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Master Series' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                         ADDITIONAL EXCHANGE INFORMATION

         If shareholders purchased a Neuberger Berman fund's Advisor, Institutional, Investor or Trust Class shares directly, they may redeem at least $1,000 worth of the fund's shares and invest the proceeds in shares of the corresponding class of one or more of the other Equity, Income, or Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met (please see the "Maintaining Your Account" section of the Fund's Prospectuses for additional information). Investor Class shares may also be exchanged for Trust Class shares of the Real Estate Fund, and Trust Class shares of the Real Estate Fund may be exchanged for Investor Class shares, provided that NB Management is the Institution acting as the record owner on behalf of the shareholder making the exchange.

         Institutional Class shares may also be exchanged for shares of the Neuberger Berman International Institutional Fund. An Institution may exchange the Fund's Advisor, Trust or Institutional Class shares (if the shareholder did not purchase the Fund's Institutional Class shares directly) for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution. This privilege is not available for
Neuberger Berman International Institutional Fund Institutional Class shareholders, or Neuberger Berman Genesis Fund Institutional Class shareholders.

         Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program. Please contact your investment provider or NB Management for further information on exchanging your shares.

EQUITY FUNDS
------------

  Neuberger Berman All Cap Growth     Seeks  growth of  capital. Invests  mainly
  Fund                                in  common  stocks  of  small-,  mid-, and
                                      large-capitalization  companies,  which it
                                      defines  as  those  with  a  total  market
                                      capitalization     within    the    market
                                      capitalization  range of the Russell  3000
                                      Index.  The  Portfolio  Managers  employ a
                                      disciplined   investment   strategy   when
                                      selecting   growth  stocks,   looking  for
                                      fast-growing companies with above average sales and competitive returns on equity relative to their peers.



  Neuberger  Berman                   Seeks  long-term   growth   of    capital;
  Century Fund                        dividend  income  is  a  secondary   goal.
                                      Invests   mainly  in   common   stocks  of
                                      large-capitalization     companies.    The
                                      Portfolio Manager seeks to buy companies with strong historical and prospective earnings growth.

  Neuberger Berman                    Seeks   long-term  capital  growth.    The
  Fasciano Fund                       Portfolio   Manager   also  may consider a
                                      company's  potential  for income  prior to
                                      selecting  it  for  the  Fund.   The  Fund
                                      invests  mainly  in the  common  stocks of
                                      small-cap  companies,  i.e.,  those with a
                                      total  market  value of no more  than $1.5
                                      billion at the time the Fund first invests
                                      in them. In selecting  companies  that the
                                      Portfolio   Manager   believes   may  have
                                      greater  potential to appreciate in price,
                                      the Portfolio Manager will invest the Fund
                                      in    smaller     companies    that    are
                                      under-followed   by  major   Wall   Street
                                      brokerage    houses   and   large    asset
                                      management firms.

  Neuberger Berman                    Seeks long-term growth of capital. Invests
  Focus Fund                          mainly in common stocks  selected from  13
                                      multi-industry  sectors of the economy. To
                                      maximize   potential   return,   the  Fund
                                      normally   makes   90%  or   more  of  its
                                      investments in not more than six sectors of the economy, and may invest 50% or more of its assets in any one sector.


  Neuberger Berman                    Seeks growth  of  capital. Invests  mainly
  Genesis Fund                        in stocks of  companies  with small market
  (This Fund is closed to new         capitalizations (no more than $1.5 billion
  investors.)                         at the time of the Fund's investment). The
                                      Portfolio  Managers seek to buy the stocks
                                      of  undervalued  companies  whose  current
                                      product  lines  and  balance   sheets  are
                                      strong.

  Neuberger Berman                    Seeks  long-term  growth  of  capital  and
  Guardian Fund                       secondarily,current income. Invests mainly
                                      in stocks of mid- to large-capitalization companies that are well positioned and are undervalued in the market.

  Neuberger Berman                    Seeks  long-term  capital appreciation  by
  International Fund                  investing primarily in foreign  stocks  of
  (This Fund is closed to new         any  capitalization,  both   in  developed
  investors.)                         economies   and   in emerging markets. The
                                      Portfolio    Managers   seek   undervalued
                                      companies   in   countries   with   strong
                                      potential for growth.


  Neuberger Berman International      Seeks  long-term capital  appreciation  by
  Institutional Fund                  investing  primarily in  foreign stocks of
  (This Fund is closed to new         any   capitalization,  both  in  developed
  investors.)                         economies  and  in  emerging  markets. The
                                      Portfolio    Managers   seek   undervalued
                                      companies   in   countries   with   strong
                                      potential for growth.

EQUITY FUNDS
------------

  Neuberger Berman                    Seeks  long-term  capital appreciation  by
  International Large Cap Fund        investing  primarily  in  common stocks of
                                      foreign   companies,   both  in  developed
                                      economies  and in  emerging  markets.  The
                                      Portfolio    Managers   seek   undervalued
                                      companies   in   countries   with   strong
                                      potential for growth.

  Neuberger Berman                    Seeks  growth  of capital.  Invests     in
  Manhattan Fund                      securities  believed  to  have the maximum
                                      potential    for     long-term     capital
                                      appreciation.   Portfolio   Managers  seek
                                      fast-growing  companies with above average
                                      sales and  competitive  returns  on equity
                                      relative  to  their   peers.   Factors  in
                                      identifying   these   firms  may   include
                                      financial  strength,   a  strong  position
                                      relative   to   competitors   and   strong
                                      earnings growth relative to competitors.


  Neuberger Berman                    Seeks  growth  of  capital  by   investing
  Millennium Fund                     mainly  in  common  stocks  of      small-
                                      capitalization companies, which it defines
                                      as those with a total  market  value of no
                                      more  than  $2  billion  at  the  time  of
                                      initial investment. The Portfolio Managers
                                      take a growth approach to stock selection,
                                      looking for fast  growing  companies  with
                                      above   average   sales  and   competitive
                                      returns on equity relative to their peers.
                                      Factors  in  identifying  these  firms may
                                      include  financial   strength,   a  strong
                                      position   relative  to  competitors   and
                                      strong   earnings   growth   relative   to
                                      competitors.

  Neuberger  Berman                   Seeks capital  growth through  an approach
  Partners  Fund                      that is intended to increase  capital with
                                      reasonable  risk.  The  Portfolio  Manager
                                      looks    at     fundamentals,     focusing
                                      particularly  on  cash  flow,   return  on
                                      capital, and asset values.

  Neuberger  Berman                   Seeks  total  return  through  investment
  Real Estate Fund                    in real estate   securities,   emphasizing
                                      both  capital   appreciation  and  current
                                      income.

  Neuberger  Berman                   Seeks  growth  of  capital  by   investing
  Regency Fund                        primarily  in  common   stocks    of  mid-
                                      capitalization    companies    which   the
                                      Portfolio   Manager  believes  have  solid
                                      fundamentals.

  Neuberger Berman                    Seeks long-term   growth   of  capital  by
  Socially  Responsive Fund           investing  primarily   in   securities  of
                                      companies that meet the Fund's financial criteria and social policy.

INCOME FUNDS
------------

  Neuberger  Berman                   A money  market fund  seeking the  highest
  Cash Reserves                       available  current income  consistent with
                                      safety and liquidity. The Fund invests in high-quality money market instruments. It seeks to maintain a constant purchase and redemption price of $1.00.

  Neuberger Berman                    A U.S. Government money market fund
  Government Money Fund               seeking  maximum  safety and liquidity and
                                      the highest available current income.  The
                                      Fund  invests  in  securities   issued  or
                                      guaranteed  as to principal or interest by
                                      the  U.S.  Government,  its  agencies  and
                                      instrumentalities      and      repurchase
                                      agreements  relating  to such  securities.


  Lehman  Brothers  High  Income      Seeks high total returns  consistent  with
  Bond Fund                           capital  preservation.  The Fund  normally
                                      invests   primarily   in   a   diversified
                                      portfolio   of   intermediate-term,   U.S.
                                      dollar denominated, high-yield corporate bonds, including those sometimes known as "junk" bonds.

  Lehman  Brothers                    Seeks to maximize total return through a
  Core Bond Fund                      combination    of   income   and   capital
                                      appreciation. The Fund normally invests in
                                      high  quality   fixed-income   securities.
                                      Corporate bonds, commercial paper or bonds secured by assets such as home mortgages, generally, must at least be an A*/; bonds issued by the U.S. Government or its agencies are considered high quality.

  Lehman Brothers Short Duration      Seeks   the   highest    current    income
  Bond Fund                           consistent  with low risk to principal and
                                      liquidity and, secondarily,  total return.
                                      The  Fund  invests  in  debt   securities,
                                      primarily investment grade; maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of three - years.

  Lehman Brothers Strategic           Seeks to  maximize  income  without  undue
  Income Fund                         risk to  principal.  The Fund invests in a
                                      diversified   portfolio  of   fixed-income
                                      instruments of varying sectors, credit quality and maturities and dividend-paying equities.

MUNICIPAL FUNDS
---------------

  Lehman Brothers Municipal           Seeks high current  tax-exempt income with
  Securities Trust                    low risk to principal and  liquidity  and,
                                      secondarily,   total   return.   The  Fund
                                      invests  in  investment   grade  municipal
                                      securities with a maximum average duration of 10 years.

  Lehman Brothers National            Seeks the highest available current income
  Municipal Money Fund                exempt  from  federal  income  tax that is
                                      consistent with safety and liquidity.  The
                                      Fund normally invests at least 80% of its net assets in high-quality, short-term securities from municipal issuers around the country. The Fund seeks to maintain a stable $1.00 share price.

  Lehman Brothers                     A money  market  fund  seeking the highest
  Municipal Money Fund                current  income exempt from federal income
                                      tax, consistent with safety and liquidity.
                                      The   Fund   invests   in    high-quality,
                                      short-term municipal securities.  It seeks
                                      to  maintain  a  constant   purchase   and
                                      redemption price of $1.00.


  Lehman Brothers New York            A money  market  fund  seeking the highest
  Municipal Money Fund                available   current   income  exempt  from
                                      federal income tax and New York state and New York city personal income taxes that is consistent with safety and liquidity.
                                      The Fund normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York state and New York city personal income taxes. The Fund seeks to maintain a stable $1.00 share price.


  Lehman Brothers Tax-Free            Seeks the highest available current income
  Money Fund                          exempt from federal income tax and, to the
                                      extent   possible,    from   the   federal
                                      alternative    minimum   tax,    that   is
                                      consistent with safety and liquidity.  The
                                      Fund normally  invests at least 80% of its
                                      net  assets  in  high-quality,  short-term
                                      municipal   securities.   The  Fund   also
                                      normally invests at least 80% of its net assets in securities the interest on which is not a preference item for federal alternative minimum tax purposes. The Fund seeks to maintain a stable $1.00 share price.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

     Any of the Income Funds, Equity Funds or Municipal Funds may terminate or modify its exchange privilege in the future. Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale and purchase for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

     There can be no assurance that Lehman Brothers NATIONAL MUNICIPAL MONEY Fund, Neuberger Berman CASH RESERVES, Neuberger Berman GOVERNMENT MONEY Fund, Lehman Brothers MUNICIPAL MONEY Fund, Lehman Brothers NEW YORK MUNICIPAL MONEY Fund, or Lehman Brothers TAX-FREE Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

     Each of the Funds, except Neuberger Berman International, Neuberger Berman International Institutional, Neuberger Berman International Large Cap and Neuberger Berman Real Estate Funds may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman International, Neuberger Berman International Institutional, Neuberger Berman International Large Cap and Neuberger Berman Real Estate Funds charge shareholders a redemption fee on exchanges of Fund shares held 60 days or less, the Funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

     o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

     o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for it to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. Redemption payments may also be delayed in the event of the closing of the Federal Reserve or when trading on the Federal Reserve is restricted. In addition, when the NYSE, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day.

     If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE and the Federal Reserve are open ("Business Day") after termination of the suspension.


     The Fund calculates its share price as of 5:00 p.m., Eastern time, each Business Day. When the Exchange, bond market or Federal Reserve closes early, orders must be received by the earlier of 12:00 noon, Eastern time, or the markets' earlier closing times in order to be processed that day; orders to purchase or sell shares received in good order after 12:00 noon, Eastern time, and before such earlier closing times will be processed the following business day at the share price calculated on the day your order was received.



Redemptions in Kind
-------------------

     The Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS


     The Fund distributes to its shareholders substantially all of its net investment income by class (after deducting expenses attributable to the class) and any net capital gains (both long-term and short-term) it earns or realizes (including, in each case, its proportionate share of its corresponding Master Series' net investment income and any net capital gains). The Master Series' net investment income, for financial accounting purposes, consists of all income accrued on portfolio assets less accrued expenses but does not include capital gains and losses.


     The Master Series and the Fund normally calculate their respective net investment income and share price as of 5:00 p.m., Eastern time, on each Business Day.

     Income dividends are declared daily, at approximately 4:00 p.m., Eastern time, on each Business Day; dividends declared for each month are paid on the last Business Day of the month. Shares of Neuberger Berman GOVERNMENT MONEY Fund whose purchase orders are received by 12:00 noon, Eastern time, and converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day; shares whose purchase orders are received after noon, Eastern time, and converted to "federal funds" by 6:00 p.m., Eastern time, the following day, will first become shareholders and accrue a dividend the day after the order is received. The shares will continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

     The Fund's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

     The Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, as designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.


     A shareholder's cash election remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder for 180 days, however, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------


     To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss ("short-term capital gain"), determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (b) not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer.


     By qualifying for treatment as a RIC, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (taxable as ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


     Series  of  the  Trust  and  other  registered  investment  companies  that
previously  invested  in  master-feeder   structures  and  were  managed  by  NB
Management received private letter rulings from the Internal Revenue Service ("Service") that each series thereof, as an investor in its corresponding master series, would be deemed to own a proportionate share of the master series' assets, and to earn a proportionate share of the master series' income, for purposes of determining whether the series satisfies all of the requirements described above to qualify as a RIC. Although the Fund may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Fund as well.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

     See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Master Series, investments by the Master Series in certain securities, and certain other transactions engaged in by the Master Series.

Taxation of the Master Series
-----------------------------

     Series of other registered investment companies that previously invested in master-fund structures and were managed by NB Management received private letter rulings from the Service to the effect that, among other things, each master series would be treated as a separate partnership for federal tax purposes and would not be a "publicly traded partnership." Although the Master Series may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Master Series as well. As a result, the Master Series is not subject to federal income tax; instead, each investor in the Master Series, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Master Series' income, gains, losses and deductions, without regard to whether it has received any cash distributions from the Master Series. The Master Series also is not subject to Delaware or New York income or franchise tax.


     Because the Fund is deemed to own a proportionate share of the Master Series' assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Master Series intends to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

     Distributions to the Fund from the Master Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any distributed cash exceeds the Fund's basis in its interest in the Master Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Master Series and includes a disproportionate share of any unrealized receivables the Master Series holds and (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis in its interest in the Master Series generally equals the amount of cash and the basis of any property the Fund invests in the Master Series, increased by the Fund's share of the Master Series' net income and capital gains, if any, and decreased by (a) the amount of cash and the basis of any property the Master Series distributes to the Fund and
(b) the Fund's share of the Master Series' losses.

          The Master Series may acquire zero coupon or other securities issued with OID. As a holder of those securities, the Master Series must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding cash payment on them during the year. Because the Fund annually must distribute to its shareholders substantially all of its proportionate share of the Master Series' investment company taxable income, including any accrued OID, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash the Master Series actually receives. If that occurred, then because the Fund would have to redeem part of its interest in the Master Series to produce cash to make those distributions, the redemption payments would have to be made from the Master Series' cash assets or, if necessary, from the proceeds of sales of its securities. The Master Series may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income.

Taxation of the Fund's Shareholders
-----------------------------------


     The dividends and other distributions the Fund pays to a non-resident alien individual or foreign corporation (I.E., a non-U.S. person), other than dividends paid to such a shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on, generally are subject to a 30% (or lower treaty rate) federal withholding tax. Fund distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Fund's (including its proportionate share of the Master Series') "qualified net interest income" and/or short-term gain, (3) properly designated by the Fund and (4) with respect to a taxable year before January 1, 2008, are exempt from that tax.


     As described in "Maintaining Your Account" in the Prospectus, the Fund may close a shareholder's account with it and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing or money purchase pension plan, Code section 401(k) plan and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.



                             PORTFOLIO TRANSACTIONS


     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Master Series typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In effecting securities transactions, the Master Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Master Series plans to continue to use Neuberger Berman and/or Lehman Brothers, Inc. ("Lehman Brothers") as its broker where, in the judgment of Lehman Brothers Asset Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Master Series receives give-ups or reciprocal business in connection with its securities transactions.

     During the fiscal period ended March 31, 2007, GOVERNMENT Master Series acquired securities of the following of its "regular brokers or dealers": Banc of America Securities, Inc., Morgan Stanley, State Street Bank Corp. At March 31, 2007, the Master Series held none of the securities of its "regular brokers or dealers."

     The Master Series may, from time to time, loan portfolio securities to Neuberger Berman and Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Master Series to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Master Series will be made on terms at least as favorable to the Master Series as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Master Series as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Master Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Master Series. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

     The use of Neuberger Berman and Lehman Brothers as brokers for the Master Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

          Under the 1940 Act, commissions paid by the Master Series to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Master Series' policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Master Trustees not to be comparable to the Master Series and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lehman Brothers Asset Management's judgment. The Master Series does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Master Series unless an appropriate exemption is available.

          A committee of Independent Master Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Master Series and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Master Series must be reviewed and approved no less often than annually by a majority of the Independent Master Trustees.

         To ensure that accounts of all investment clients, including the Master Series, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

         Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of the Master Series. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation,

Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Master Series cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Master Series participates in.


Expense Offset Arrangement
--------------------------


     The Fund also has an expense offset arrangement in connection with its custodian contract. For the fiscal year ended October 31, 2006 and the fiscal period ended March 31, 2007, the impact of this arrangement was a reduction of expenses of $6,106 and $2,264, respectively.

Proxy Voting
------------

     The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Master Series, the Fund and the Fund's shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Master Series. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.


     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

     NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

     The Master Series prohibits the disclosure of information about its portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Master Series, rating and ranking organizations, and affiliated persons of the Master Series or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Master Series' legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Master Series have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Master Series with a specific business reason to know the portfolio holdings of the Master Series (E.G., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (E.G., for disclosure to a newly hired investment adviser or sub-adviser to the Master Series prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

         Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Master Series by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Master Series or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Master Series or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

         The Fund, NB Management nor any affiliate of either may not receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Master Series' Chief Compliance Officer, the Board of Trustees reviews the Master Series' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.


          Pursuant to Codes of Ethics adopted by the Master Series, NB Management, and Lehman Brothers Asset Management ("Codes of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Master Series except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Master Series shareholders. The Codes of Ethics also prohibit any person associated with the Master Series, NB Management and Lehman Brothers Asset Management in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Master Series from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.


Portfolio Holdings Approved Recipients
--------------------------------------

     The Master Series currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). The Master Series has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Master Series employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Master Series' activities and supplies the Master Series with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Master Series which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Master Series, except with such Master Series' written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     SECURITIES  LENDING AGENT.  The Master Series has entered into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Master Series' portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Master Series' operations that is designated by the Master Series as confidential will be protected from unauthorized use and disclosure by the principal borrower. The Master Series pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. The Master Series also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE MASTER SERIES. The Master Series may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Master Series who require access to this information to fulfill their duties to the Master Series. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     Rating, Ranking and Research Agencies.
     --------------------------------------

     The Master Series sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Master Series. The Master Series provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. The Fund also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of the Master Series' top 10 holdings. No compensation is received by the Master Series, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. The Master Series either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Master Series' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Master Series.

                             REPORTS TO SHAREHOLDERS

     Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firm for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Fund
--------

     The Fund is an ongoing series of the Trust, a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated as of December 14, 2005. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eleven separate operating series (including the Fund). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


     Prior to June 1, 2007, the name of the Trust was "Neuberger Berman Income Funds."


     The predecessor of the Fund was converted into separate series of the Trust on July 2, 1993; this conversion was approved by the shareholders of the Fund in April 1993.

     DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Fund. The Fund Trustees will call special meetings of shareholders of the Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

Master Series
-------------

     The Master Series is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has nine separate portfolios (including the Master Series). The assets of each portfolio belong only to that portfolio, and the liabilities of each portfolio are borne solely by that portfolio and no other.

     NEUBERGER BERMAN GOVERNMENT MONEY FUND'S INVESTMENTS IN THE MASTER SERIES. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Master Series, which is a "master fund." The Master Series, which has the same investment objective, policies, and limitations as the Fund that invests in it, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

     The  Fund's   investment  in  the  Master  Series  is  in  the  form  of  a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Master Series.

     The Master Series may also permit other investment companies and/or other institutional investors to invest in the Master Series. All investors will invest in the Master Series on the same terms and conditions as the Fund and will pay a proportionate share of the Master Series' expenses. Other investors in the Master Series are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and might charge a sales commission. Therefore, shareholders of a Class of the Fund may have different returns than shareholders in another investment company that invests exclusively in the Master Series. Information regarding any fund that invests in the Master Series is available from NB Management by calling 888-556-9030.

     The Fund Trustees believe that investment in the Master Series by other potential investors in addition to the Fund may enable the Master Series to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, the Fund's investment in the Master Series may be affected by the actions of other large investors in the Master Series, if any. For example, if a large investor in the Master Series (other than the Fund) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Fund) might, as a result, experience higher PRO RATA operating expenses, thereby producing lower returns.

     The Fund may withdraw its entire investment from the Master Series at any time, if the Fund Trustees determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Master Series with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Master Series in a manner not acceptable to the Fund Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Master Series to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of its investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Master Series, the Fund Trustees would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

     INVESTOR MEETINGS AND VOTING. The Master Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Master Series will be entitled to vote in proportion to its relative beneficial interest in the Master Series. On most issues subjected to a vote of the Master Series investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Master Series in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Master Series, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Master Series investors; indeed, if other investors hold a majority interest in the Master Series, they could have voting control of the Master Series.

     CERTAIN PROVISIONS. Under Delaware law, investors in the Master Series will not be personally liable for the obligations of the Master Series; those investors are entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Master Trust or the Master Series contain a statement that such obligation may be enforced only against the assets of the Master Trust or Master Series and provides for indemnification out of Master
Trust or Master Series property of any investor nevertheless held personally liable for Master Trust or Master Series obligations, respectively, merely on the basis of being an investor.

                          CUSTODIAN AND TRANSFER AGENT


     The Fund and Master Series have each selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Each of the Fund and the Master Series has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements.

                                  LEGAL COUNSEL

     The Trusts have selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of June 30, 2007, the following are all of the beneficial and record owners of more than five percent of the Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Fund of its policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND                     NAME & ADDRESS                       PERCENT OWNED
----                     --------------                       -------------
Neuberger Berman         Lehman Brothers Inc.                   70.79%
GOVERNMENT MONEY Fund    For the Exclusive Benefit of
INVESTOR CLASS           Customers
                         70 Hudson St. 7th Floor
                         Attn: Mutual Funds
                         Operations
                         Jersey City, NJ 07302-6599


                             REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

     Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


     The following financial statements and related documents are incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal period ended March 31, 2007:

          The audited financial statements of Neuberger Berman GOVERNMENT MONEY Fund and notes thereto, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements of the Fund.

     Additionally, the following financial statements and related documents of GOVERNMENT Master Series are incorporated herein by reference from the Lehman Brothers Institutional Liquidity Funds Annual Report to shareholders for the fiscal period ended March 31, 2007:

          The audited financial statements of GOVERNMENT Master Series and notes thereto, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements of the Master Series.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

     S&P CORPORATE BOND RATINGS:
     ---------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     MOODY'S CORPORATE BOND RATINGS:
     -------------------------------

     Aaa - Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality and are subject to very low credit risk. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A are considered upper-medium grade and are subject to low credit risk. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


     Ba - Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


     B - Bonds rated B are considered speculative and are subject to high credit risk. They generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     ---------------------------------

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          LEHMAN BROTHERS INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 56 ON FORM N-1A

                                     PART C

                               OTHER INFORMATION

Item 23.        Exhibits
--------        --------

Exhibit     Description
Number

(a)   (1)   Restated Certificate of Trust.  Incorporated by Reference to Post-
            Effective Amendment No. 54 to Registrant's Registration Statement on
            From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).



      (2) Trust Instrument, Amended and Restated, of Lehman Brothers Income Funds. Filed herewith.



      (3) Amended Schedule A to Trust Instrument, Amended and Restated, of Lehman Brothers Income Funds. Filed herewith.

(b)   By-Laws of Lehman Brothers Income Funds.  Filed herewith.

(c)   (1)   By-Laws of Lehman Brothers Income Funds, Articles V, VI, and VIII.
            Incorporated by Reference to Exhibit (b) of this Registration
            Statement.

      (2) Trust Instrument of Lehman Brothers Income Funds, Amended and Restated, Article V. Incorporated by Reference to Exhibit (a)(2) of this Registration Statement.

(d)   (1)   (i)   Management Agreement Between Lehman Brothers Income Funds and
                  Neuberger Berman Management Inc.  Incorporated by Reference to
                  Post-Effective Amendment No. 42 to Registrant's Registration
                  Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                  February 27, 2004).

            (ii) Amended Schedule A and B to Management Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

            (iii) Sub-Advisory Agreement Between Neuberger Berman Management
                  Inc. and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27, 2004).

            (iv) Amended Schedule A to Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

            (v) Assignment and Assumption Agreement Between Neuberger Berman, LLC and Lehman Brothers Asset Management LLC with Respect to Lehman Brothers High Income Bond Fund, Lehman Brothers Short Duration Bond Fund, Lehman Brothers Municipal Money Fund, Lehman Brothers Municipal Securities Trust and Neuberger Berman Cash Reserves. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

Exhibit     Description
Number


            (vi) Assignment and Assumption Agreement Between Neuberger Berman, LLC and Lehman Brothers Asset Management LLC with Respect to Neuberger Berman Government Money Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).



      (2)   (i)    Management Agreement Between Lehman Brothers Income Funds and
                   Neuberger Berman Management Inc. with Respect to Lehman
                   Brothers Core Bond Fund and Lehman Brothers New York
                   Municipal Money Fund.  Incorporated by Reference to Post-
                   Effective Amendment No. 46 to Registrant's Registration
                   Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed
                   June 1, 2005).



            (ii) Amended Schedule A and B to the Management Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).



            (iii) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3082 (Filed June 1, 2005).



            (iv) Amended Schedule A and B to the Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).


      (3)   (i)   Management Agreement between Institutional Liquidity Trust and
                  Neuberger Berman Management Inc. ("NB Management").
                  Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration Statement of Lehman Brothers Institutional
                  Liquidity Series, File Nos. 333-120167 and 811-21648 (Filed on
                  December 23, 2004).


            (ii) Amended Schedule A and B to the Management Agreement between Institutional Liquidity Trust and NB Management. Incorporated by Reference to Post-Effective Amendment No. 1 to the Registration Statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715 (Filed on July 27, 2007).


            (iii) Investment Advisory Agreement between NB Management and Lehman
                  Brothers Asset Management LLC with respect to Government Master Series, Government Reserves Master Series, Municipal Master Series, Tax-Exempt Master Series and Treasury Reserves Master Series (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registration statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715, filed on December 15, 2006).


            (iv) Amended Schedule A and B to the Investment Advisory Agreement between Institutional Liquidity Trust and NB Management. Incorporated by Reference to Post-Effective Amendment No. 1 to the Registration Statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715 (Filed on July 27, 2007).

(e)   (1)   (i)   Distribution Agreement Between Lehman Brothers Income Funds
                  and Neuberger Berman Management Inc. with Respect to Investor
                  Class Shares.  Incorporated by Reference to Post-Effective
                  Amendment No. 42 to Registrant's Registration Statement on
                  Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27,
                  2004).

Exhibit     Description
Number

            (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

      (2)   (i)    Distribution Agreement Between Lehman Brothers Income Funds
                   and Neuberger Berman Management Inc. with Respect to Trust
                   Class Shares of Lehman Brothers Short Duration Bond Fund.
                   Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File
                   Nos. 2-85229 and 811-3802 (Filed February 27, 2004).



            (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).



      (3)   (i)    Distribution Agreement Between Lehman Brothers Income Funds
                   and Neuberger Berman Management Inc. with Respect to
                   Institutional Class Shares of Lehman Brothers Strategic
                   Income Fund.  Incorporated by Reference to Post-Effective
                   Amendment No. 42 to Registrant's Registration Statement on
                   Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27,
                   2004).



            (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Lehman Brothers Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

      (4) Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class Shares (now, Investor Class Shares) of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

      (5) Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to the Lehman Brothers Institutional Class (now, Institutional Class) of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

      (6)   (i)    Distribution Agreement Between Lehman Brothers Income Funds
                   and Neuberger Berman Management Inc. with Respect to Reserve
                   Class Shares.  Incorporated by Reference to Post-Effective
                   Amendment No. 48 to Registrant's Registration statement on
                   Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 19,
                   2005).

            (ii) Amended Schedule A to the Distribution Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

Exhibit     Description
Number

      (7) Distribution and Services Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

(f)   Bonus, Profit Sharing Contracts.  None.

(g)   (1)   (i)   Custodian Contract Between Lehman Brothers Income Funds and
                  State Street Bank and Trust Company.  Incorporated by
                  Reference to Post-Effective Amendment No. 21 to Registrant's
                  Registration Statement on Form N-1A, File Nos. 2-85229 and
                  811-3802 (Filed February 23, 1996).

            (ii) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed January 31, 1997).

(h)   (1)   (i)   Transfer Agency and Service Agreement Between Lehman Brothers
                  Income Funds and State Street Bank and Trust Company.
                  Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos.
                  2-85229 and 811-3802 (Filed February 28, 2007).

      (2)   (i)    Administration Agreement Between Lehman Brothers Income Funds
                   and Neuberger Berman Management Inc. with Respect to Investor
                   Class Shares.  Incorporated by Reference to Post-Effective
                   Amendment No. 42 to Registrant's Registration Statement on
                   Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 27,
                   2004).

            (ii) Amended Schedule A to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

      (3)   (i)   Administration Agreement Between Lehman Brothers Income Funds
                  and Neuberger Berman Management Inc. with Respect to Trust
                  Class Shares of Lehman Brothers Short Duration Bond Fund.
                  Incorporated by Reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A, File Nos.
                  2-85229 and 811-3802 (Filed February 27, 2004).

            (ii) Amended Schedule A to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Lehman Brothers Short Duration Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

      (4) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Neuberger Berman Investor Class (now, Investor Class) Shares of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

Exhibit     Description
Number

      (5) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Lehman Brothers Institutional Class (now, Institutional Class) Shares of Lehman Brothers Core Bond Fund. Incorporated by Reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

      (6)   (i)   Administration Agreement Between Lehman Brothers Income Funds
                  and Neuberger Berman Management Inc. with Respect to Reserve
                  Class Shares.  Incorporated by Reference to Post-Effective
                  Amendment No. 48 to Registrant's Registration statement on
                  Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 19,
                  2005).

            (ii) Amended Schedule A to the Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Reserve Class Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

      (7) Administration Agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

      (8) Administration Agreement, Amended and Restated, Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares of Strategic Income Fund. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

      (9) Expense limitation agreement Between Lehman Brothers Income Funds and Neuberger Berman Management Inc. with Respect to the Funds and Classes listed on the attached Schedule A. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

(i) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP with respect to legality of securities being registered. Filed herewith.

(j) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm. Filed herewith.

(k)   Financial Statements Omitted from Prospectus.  None.

(l)   Letter of Investment Intent.  None.

(m)   (1)   Plan Pursuant to Rule 12b-1 with Respect to Neuberger Berman
            Investor Class Shares.  Incorporated by Reference to Post-Effective
            Amendment No. 46 to Registrant's Registration Statement on Form N-
            1A, File Nos. 2-85229 and 811-3802 (Filed June 1, 2005).

      (2) Plan Pursuant to Rule 12b-1 with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28, 2007).

Exhibit     Description
Number

(n) Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 28,
      2007).

(o)   (1)   Power of Attorney for Lehman Brothers Income Funds.  Incorporated by
            Reference to Post-Effective Amendment No. 51 to Registrant's
            Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802
            (Filed December 29, 2006).

      (2) Power of Attorney for Lehman Brothers Income Funds. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).



      (3) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed December 29, 2006).



      (4) Power of Attorney for Institutional Liquidity Trust. Incorporated by Reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on From N-1A, File Nos. 2-85229 and 811-3802 (Filed July 2, 2007).

(p)   (1)   Code of Ethics for Registrant, Investment Adviser and Underwriter.
            Incorporated by Reference to Post-Effective Amendment No. 44 to
            Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed February 25, 2005).



      (2) Code of Ethics for Lehman Brothers Asset Management LLC. Incorporated by Reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A, File Nos. 2-85229 and 811-3802 (Filed March 18, 2005).



Item 24.    Persons Controlled By or Under Common Control with Registrant.
--------    --------------------------------------------------------------

No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
--------    ----------------

A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreements between the Neuberger Berman Management Inc. ("NB Management") and the Registrant provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to the Registrant or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreement relates.

Section 6 of the Sub-Advisory Agreement between NB Management and Lehman Brothers Asset Management LLC ("Lehman Brothers") and the Registrant provides that neither Lehman Brothers nor any director, officer or employee of Lehman Brothers performing services for any series of the Registrant at the direction or request of Lehman Brothers in connection with Lehman Brothers' discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect Lehman Brothers against any liability to the Registrant or any series thereof or its interest holders to which Lehman Brothers would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of Lehman Brothers' reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of Lehman Brothers who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant.

Section 11 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreements provide that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 or Section 14 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser and
--------    --------------------------------------------------------
            Sub-Adviser.
            ------------

          There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                              BUSINESS AND OTHER CONNECTIONS
Ann H. Benjamin                   Portfolio Manager, High Income Bond Portfolio, a series of Neuberger
Vice President, NB Management     Berman Advisers Management Trust; Portfolio Manager, Lehman
                                  Brothers High Income Bond Fund and Lehman Brothers Strategic
                                  Income Fund, each a series of Lehman Brothers Income Funds; Portfolio
                                  Manager, Neuberger Berman Income Opportunity Fund Inc.; Portfolio
                                  Manager, Lehman Brothers First Trust Income Opportunity Fund.

Michael L. Bowyer                 Associate Portfolio Manager, Neuberger Berman Genesis Fund, a series
Vice President, NB Management     of Neuberger Berman Equity Funds.

Claudia A. Brandon                Senior Vice President, Neuberger Berman, LLC since 2007; formerly, Vice
Vice President/Mutual Fund Board  President, Neuberger Berman, LLC, 2002 to 2006 and Employee since
Relations and Assistant           1999; Secretary, Neuberger Berman Advisers Management Trust;
Secretary,                        Secretary, Neuberger Berman Equity Funds; Secretary, Lehman
NB Management.                    Brothers Income Funds; Secretary, Neuberger Berman Real Estate
                                  Income Fund Inc.; Secretary, Neuberger Berman Intermediate Municipal
                                  Fund Inc.; Secretary, Neuberger Berman New York Intermediate
                                  Municipal Fund Inc.; Secretary, Neuberger Berman California
                                  Intermediate Municipal Fund Inc.; Secretary, Neuberger Berman Realty
                                  Income Fund Inc.; Secretary, Neuberger Berman Income Opportunity
                                  Fund Inc.; Secretary, Neuberger Berman Real Estate Securities Income
                                  Fund Inc.; Secretary, Neuberger Berman Dividend Advantage Fund Inc.;
                                  Secretary, Lehman Brothers First Trust Income Opportunity Fund;
                                  Secretary, Neuberger Berman Institutional Liquidity Series; Secretary,
                                  Lehman Brothers Institutional Liquidity Cash Management Funds;
                                  Secretary, Institutional Liquidity Trust; Secretary, Lehman Brothers
                                  Reserve Liquidity Funds; Secretary, Lehman Brothers Institutional
                                  Liquidity Funds.

Steven R. Brown                   Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.    Neuberger Berman Real Estate Income Fund Inc.; Portfolio Manager,
                                  Neuberger Berman Realty Income Fund Inc.; Portfolio Manager,
                                  Neuberger Berman Income Opportunity Fund Inc.; Portfolio Manager,
                                  Neuberger Berman Real Estate Securities Income Fund Inc.; Portfolio
                                  Manager, Neuberger Berman Dividend Advantage Fund Inc.; Portfolio
                                   Manager, Neuberger Berman Global Real Estate Fund and Neuberger
                                   Berman Real Estate Fund, a series of Neuberger Berman Equity Funds;
                                  Portfolio Manager, Real Estate Portfolio, a series of Neuberger Berman
                                  Advisers Management Trust; Portfolio Manager, Lehman Brothers
                                  Strategic Income Fund, a series of Lehman Brothers Income Funds.

David H. Burshtan                 Portfolio Manager, Neuberger Berman Millennium Fund, a series of
Vice President, NB Management.    Neuberger Berman Equity Funds.

NAME                              BUSINESS AND OTHER CONNECTIONS
Lori B. Canell                    Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.    Neuberger Berman California Intermediate Municipal Fund Inc.;
                                  Portfolio Manager, Neuberger Berman Intermediate Municipal Fund
                                  Inc.; Portfolio Manager, Neuberger Berman New York Intermediate
                                  Municipal Fund Inc.; Portfolio Manager, Lehman Brothers Municipal
                                  Securities Trust, a series of Lehman Brothers Income Funds.

Robert Conti                      Managing Director, Neuberger Berman, LLC since 2007; formerly, Senior
Senior Vice President,            Vice President of Neuberger Berman, LLC, 2003 to 2006; Vice
NB Management.                    President, Neuberger Berman, LLC, from 1999 to 2003; Vice President,
                                  Lehman Brothers Income Funds; Vice President, Neuberger Berman
                                  Equity Funds; Vice President, Neuberger Berman Advisers Management
                                  Trust; Vice President, Neuberger Berman Real Estate Income Fund Inc.;
                                  Vice President, Neuberger Berman Intermediate Municipal Fund Inc.;
                                  Vice President, Neuberger Berman New York Intermediate Municipal
                                  Fund Inc.; Vice President, Neuberger Berman California Intermediate
                                  Municipal Fund Inc.; Vice President, Neuberger Berman Realty Income
                                  Fund Inc.; Vice President, Neuberger Berman Income Opportunity Fund
                                  Inc.; Vice President, Neuberger Berman Real Estate Securities Income
                                  Fund Inc.; Vice President, Neuberger Berman Dividend Advantage Fund
                                  Inc.; Vice President, Lehman Brothers First Trust Income Opportunity
                                  Fund; Vice President, Neuberger Berman Institutional Liquidity Series;
                                  Vice President, Lehman Brothers Institutional Liquidity Cash
                                  Management Funds; Vice President, Institutional Liquidity Trust; Vice
                                  President, Lehman Brothers Reserve Liquidity Funds; Vice President,
                                  Lehman Brothers Institutional Liquidity Funds.

Robert B. Corman                  Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.    Neuberger Berman Focus Fund, a series of Neuberger Berman Equity
                                  Funds.

Robert W. D'Alelio                Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.    Neuberger Berman Genesis Fund, a series of Neuberger Berman Equity Funds.

John E. Dugenske                  Portfolio Manager, Balanced Portfolio and Short Duration Bond
Vice President, NB Management.    Portfolio, each a series of Neuberger Berman Advisers Management
                                  Trust; Portfolio Manager, Neuberger Berman Cash Reserves, Neuberger
                                  Berman Government Money Fund and Lehman Brothers Short Duration
                                  Bond Fund, each a series of Lehman Brothers Income Funds.

Ingrid Dyott                      Vice President, Neuberger Berman, LLC; Associate Portfolio Manager,
Vice President, NB Management.    Guardian Portfolio, a series of Neuberger Berman Advisers
                                  Management Trust; Portfolio Manager, Socially Responsive Portfolio, a
                                  series of Neuberger Berman Advisers Management Trust; Associate
                                  Portfolio Manager, Neuberger Berman Guardian Fund, a series of
                                  Neuberger Berman Equity Funds; Portfolio Manager, Neuberger
                                  Berman Socially Responsive Fund, a series of Neuberger Berman Equity
                                  Funds.

NAME                              BUSINESS AND OTHER CONNECTIONS
Michael F. Fasciano               Managing Director, Neuberger Berman, LLC since March 2001;
Vice President, NB Management.    Portfolio Manager, Neuberger Berman Fasciano Fund, a series of
                                  Neuberger Berman Equity Funds; Portfolio Manager, Fasciano
                                  Portfolio, a series of Neuberger Berman Advisers Management Trust.

Janet A. Fiorenza                 Portfolio Manager, Lehman Brothers Municipal Money Fund, Lehman
Vice President, NB Management.    Brothers National Municipal Money Fund, Lehman Brothers New York
                                  Municipal Money Fund and Lehman Brothers Tax-Free Money Fund,
                                  each a series of Lehman Brothers Income Funds.

William J. Furrer                 Portfolio Manager, Lehman Brothers Municipal Money Fund, Lehman
Vice President, NB Management.    Brothers National Municipal Money Fund, Lehman Brothers New York
                                  Municipal Money Fund and Lehman Brothers Tax-Free Money Fund,
                                  each a series of Lehman Brothers Income Funds.

Brian J. Gaffney                  Managing Director, Neuberger Berman, LLC since 1999; Vice
Senior Vice President,            President, Lehman Brothers Income Funds; Vice President, Neuberger
NB Management.                    Berman Equity Funds; Vice President, Neuberger Berman Advisers
                                  Management Trust; Vice President, Neuberger Berman Real Estate
                                  Income Fund Inc.; Vice President, Neuberger Berman Intermediate
                                  Municipal Fund Inc.; Vice President, Neuberger Berman New York
                                  Intermediate Municipal Fund Inc.; Vice President, Neuberger Berman
                                  California Intermediate Municipal Fund Inc.; Vice President, Neuberger
                                  Berman Realty Income Fund Inc.; Vice President, Neuberger Berman
                                  Income Opportunity Fund Inc.; Vice President, Neuberger Berman Real
                                  Estate Securities Income Fund Inc.; Vice President, Neuberger Berman
                                  Dividend Advantage Fund Inc.; Vice President, Lehman Brothers First
                                  Trust Income Opportunity Fund; Vice President, Neuberger Berman
                                  Institutional Liquidity Series; Vice President, Lehman Brothers
                                  Institutional Liquidity Cash Management Funds; Vice President,
                                  Institutional Liquidity Trust; Vice President, Lehman Brothers Reserve
                                  Liquidity Funds; Vice President, Lehman Brothers Institutional
                                  Liquidity Funds.

NAME                              BUSINESS AND OTHER CONNECTIONS
Maxine L. Gerson                  Senior Vice President, Neuberger Berman, LLC since 2002; Deputy
Secretary and General Counsel,    General Counsel and Assistant Secretary, Neuberger Berman, LLC since
NB Management.                    2001; Chief Legal Officer, Lehman Brothers Income Funds; Chief Legal
                                  Officer, Neuberger Berman Equity Funds; Chief Legal Officer,
                                  Neuberger Berman Advisers Management Trust; Chief Legal Officer,
                                  Neuberger Berman Real Estate Income Fund Inc.; Chief Legal Officer,
                                  Neuberger Berman Intermediate Municipal Fund Inc.; Chief Legal
                                  Officer, Neuberger Berman New York Intermediate Municipal Fund
                                  Inc.; Chief Legal Officer, Neuberger Berman California Intermediate
                                  Municipal Fund Inc.; Chief Legal Officer, Neuberger Berman Realty
                                  Income Fund Inc.; Chief Legal Officer, Neuberger Berman Income
                                  Opportunity Fund Inc.; Chief Legal Officer, Neuberger Berman Real
                                  Estate Securities Income Fund Inc.; Chief Legal Officer, Neuberger
                                  Berman Dividend Advantage Fund Inc.; Chief Legal Officer, Lehman
                                  Brothers First Trust Income Opportunity Fund; Chief Legal Officer,
                                  Neuberger Berman Institutional Liquidity Series; Chief Legal Officer,
                                  Lehman Brothers Institutional Liquidity Cash Management Funds; Chief
                                  Legal Officer, Institutional Liquidity Trust; Chief Legal Officer,
                                  Lehman Brothers Reserve Liquidity Funds; Chief Legal Officer,
                                  Lehman Brothers Institutional Liquidity Funds.

Edward S. Grieb                   Senior Vice President and Treasurer, Neuberger Berman, LLC;
Treasurer and Chief Financial     Treasurer, Neuberger Berman Inc.
Officer,
NB Management.

Michael J. Hanratty               None.
Vice President, NB Management.

Milu E. Komer                     Associate Portfolio Manager, International Portfolio, a series of
Vice President, NB Management.    Neuberger Berman Advisers Management Trust; Associate Portfolio
                                  Manager, Neuberger Berman International Fund, Neuberger Berman
                                  International Institutional Fund and Neuberger Berman International
                                  Large Cap Fund, each a series of Neuberger Berman Equity Funds.

Sajjad S. Ladiwala                Associate Portfolio Manager, Guardian Portfolio and Socially
Vice President, NB Management.    Responsive Portfolio, each a series of Neuberger Berman Advisers
                                  Management Trust; Associate Portfolio Manager, Neuberger Berman
                                  Guardian Fund and Neuberger Berman Socially Responsive Fund, each a series of Neuberger Berman Equity Funds.

Kelly M. Landron                  Portfolio Manager, Lehman Brothers Municipal Money Fund, Lehman
Vice President, NB Management     Brothers National Municipal Money Fund, Lehman Brothers New York
                                  Municipal Money Fund and Lehman Brothers Tax-Free Money Fund,
                                  each a series of Lehman Brothers Income Funds.

Richard S. Levine                 Portfolio Manager, Lehman Brothers Strategic Income Fund, a series of
Vice President, NB Management.    Lehman Brothers Income Funds; Portfolio Manager, Neuberger Berman
                                  Dividend Advantage Fund Inc.

John A. Lovito                    Portfolio Manager, Lehman Brothers Strategic Income Fund, a series of
Vice President, NB Management.    Lehman Brothers Income Funds.


NAME                              BUSINESS AND OTHER CONNECTIONS
Arthur Moretti                    Managing Director, Neuberger Berman, LLC since June 2001; Portfolio
Vice President, NB Management.    Manager, Neuberger Berman Guardian Fund and Neuberger Berman
                                  Socially Responsive Fund, each a series of Neuberger Berman Equity
                                  Funds; Portfolio Manager, Guardian Portfolio and Socially Responsive
                                  Portfolio, each a series of Neuberger Berman Advisers Management
                                  Trust.

S. Basu Mullick                   Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.    Neuberger Berman Partners Fund and Neuberger Berman Regency
                                  Fund, each a series of Neuberger Berman Equity Funds; Portfolio
                                  Manager, Partners Portfolio and Regency Portfolio, each a series of
                                  Neuberger Berman Advisers Management Trust.

Thomas P. O'Reilly                Portfolio Manager, Neuberger Berman Income Opportunity Fund Inc.;
Vice President, NB Management.    Portfolio Manager, Lehman Brothers First Trust Income Opportunity
                                  Fund; Portfolio Manager, Lehman Brothers Strategic Income Fund and
                                  Lehman Brothers High Income Bond Fund, each a series of Lehman
                                  Brothers Income Funds; Portfolio Manager, High Income Bond
                                  Portfolio, a series of Neuberger Berman Advisers Management Trust.

Loraine Olavarria                 None.
Assistant Secretary,
NB Management.

Elizabeth Reagan                  None.
Vice President, NB Management.

Brett S. Reiner                   Associate Portfolio Manager, Neuberger Berman Genesis Fund, a series
Vice President, NB Management.    of Neuberger Berman Equity Funds.

Jack L. Rivkin                    Executive Vice President, Neuberger Berman, LLC; Executive Vice
Chairman and Director, NB         President, Neuberger Berman Inc.; President and Director, Neuberger
Management.                       Berman Real Estate Income Fund Inc; President and Director,
                                  Neuberger Berman Intermediate Municipal Fund Inc.; President and
                                  Director, Neuberger Berman New York Intermediate Municipal Fund
                                  Inc.; President and Director, Neuberger Berman California Intermediate
                                  Municipal Fund Inc.; President and Trustee, Neuberger Berman
                                  Advisers Management Trust; President and Trustee, Neuberger Berman
                                  Equity Funds; President and Trustee, Lehman Brothers Income Funds;
                                  President and Director, Neuberger Berman Realty Income Fund Inc.;
                                  President and Director, Neuberger Berman Income Opportunity Fund
                                  Inc.; President and Director, Neuberger Berman Real Estate Securities
                                  Income Fund Inc.; President, Director and Portfolio Manager, Neuberger
                                  Berman Dividend Advantage Fund Inc.; President and Trustee, Lehman
                                  Brothers First Trust Income Opportunity Fund; President and Trustee,
                                  Neuberger Berman Institutional Liquidity Series; President and Trustee,
                                  Lehman Brothers Institutional Liquidity Cash Management Funds;
                                  President and Trustee, Institutional Liquidity Trust; President and
                                  Trustee, Lehman Brothers Reserve Liquidity Funds; President and
                                  Trustee, Lehman Brothers Institutional Liquidity Funds; Portfolio
                                  Manager, Lehman Brothers Strategic Income Fund, a series of Lehman
                                  Brothers Income Funds; Director, Dale Carnegie and Associates, Inc.
                                  since 1998; Director, Solbright, Inc. since 1998.

NAME                              BUSINESS AND OTHER CONNECTIONS
Benjamin E. Segal                 Managing Director, Neuberger Berman, LLC since November 2000,
Vice President, NB Management.    prior thereto, Vice President, Neuberger Berman, LLC; Portfolio
                                  Manager, Neuberger Berman International Fund, Neuberger Berman
                                  International Institutional Fund and Neuberger Berman International
                                  Large Cap Fund, each a series of Neuberger Berman Equity Funds;
                                  Portfolio Manager, International Portfolio, a series of Neuberger Berman
                                  Advisers Management Trust.

Michelle B. Stein                 Portfolio Manager, Neuberger Berman Dividend Advantage Fund Inc.
Vice President, NB Management.

Peter E. Sundman                  Executive Vice President, Neuberger Berman Inc. since 1999; Head of
President and Director,           Neuberger Berman Inc.'s Mutual Funds Business (since 1999) and
NB Management.                    Institutional Business (1999 to October 2005); responsible for Managed
                                  Accounts Business and intermediary distribution since October 1999;
                                  Managing Director, Neuberger Berman since 2005; formerly, Executive
                                  Vice President, Neuberger Berman, 1999 to December 2005; Director
                                  and Vice President, Neuberger & Berman Agency, Inc. since 2000;
                                  Chairman of the Board, Chief Executive Officer and Trustee, Lehman
                                  Brothers Income Funds; Chairman of the Board, Chief Executive Officer
                                  and Trustee, Neuberger Berman Advisers Management Trust; Chairman
                                  of the Board, Chief Executive Officer and Trustee, Neuberger Berman
                                  Equity Funds; Chairman of the Board, Chief Executive Officer and
                                  Director, Neuberger Berman Real Estate Income Fund Inc.; Chairman of
                                  the Board, Chief Executive Officer and Director, Neuberger Berman
                                  Intermediate Municipal Fund Inc.; Chairman of the Board, Chief
                                  Executive Officer and Director, Neuberger Berman New York
                                  Intermediate Municipal Fund Inc.; Chairman of the Board, Chief
                                  Executive Officer and Director, Neuberger Berman California
                                  Intermediate Municipal Fund Inc.; Chairman of the Board, Chief
                                  Executive Officer and Director, Neuberger Berman Realty Income Fund
                                  Inc.; Chairman of the Board, Chief Executive Officer and Director,
                                  Neuberger Berman Income Opportunity Fund Inc.; Chairman of the
                                  Board, Chief Executive Officer and Director, Neuberger Berman Real
                                  Estate Securities Income Fund Inc.; Chairman of the Board, Chief
                                  Executive Officer and Director, Neuberger Berman Dividend Advantage
                                  Fund Inc.; Chairman of the Board, Chief Executive Officer and Director,
                                  Lehman Brothers First Trust Income Opportunity Fund; Chairman of the
                                  Board, Chief Executive Officer and Trustee, Neuberger Berman
                                  Institutional Liquidity Series; Chairman of the Board, Chief Executive
                                  Officer and Trustee, Lehman Brothers Institutional Liquidity Cash
                                  Management Funds; Chairman of the Board, Chief Executive Officer
                                  and Trustee, Institutional Liquidity Trust; Chairman of the Board, Chief
                                  Executive Officer and Trustee, Lehman Brothers Reserve Liquidity
                                  Funds; Chairman of the Board, Chief Executive Officer and Trustee,
                                  Lehman Brothers Institutional Liquidity Funds; Trustee, College of
                                  Wooster.

Kenneth J. Turek                  Portfolio Manager, Balanced Portfolio, Growth Portfolio and Mid-Cap
Vice President, NB Management.    Growth Portfolio, each a series of Neuberger Berman Advisers
                                  Management Trust; Portfolio Manager, Neuberger Berman Century
                                  Fund and Neuberger Berman Manhattan Fund, each a series of
                                  Neuberger Berman Equity Funds.

NAME                              BUSINESS AND OTHER CONNECTIONS
Judith M. Vale                    Managing Director, Neuberger Berman, LLC; Portfolio Manager,
Vice President, NB Management.    Neuberger Berman Genesis Fund, a series of Neuberger Berman Equity
                                  Funds.

John T. Zielinsky                 Portfolio Manager, Neuberger Berman Century Fund, a series of
Vice President, NB Management.    Neuberger Berman Equity Funds.


      Information as to the directors and officers of Lehman Brothers Asset Management LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Lehman Brothers Asset Management LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.    Principal Underwriters.
--------    -----------------------

(a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Cash Management Funds Lehman Brothers Institutional Liquidity Funds
            Lehman Brothers Reserve Liquidity Funds

(b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                    POSITIONS AND OFFICES                POSITIONS AND OFFICES
NAME                WITH UNDERWRITER                     WITH REGISTRANT
----                ----------------                     ---------------

Ann H. Benjamin     Vice President                       None
Michael L. Bowyer   Vice President                       None
Claudia A. Brandon  Vice President/Mutual Fund Board     Secretary
                    Relations & Assistant Secretary
Steven R. Brown     Vice President                       None
David H. Burshtan   Vice President                       None
Lori B. Canell      Vice President                       None
Robert Conti        Senior Vice President                Vice President
Robert B. Corman    Vice President                       None
Robert W. D'Alelio  Vice President                       None
John E. Dugenske    Vice President                       None
Ingrid Dyott        Vice President                       None
Michael F. Fasciano Vice President                       None
Janet A. Fiorenza   Vice President                       None
William J. Furrer   Vice President                       None
Brian J. Gaffney    Senior Vice President                Vice President

                      POSITIONS AND OFFICES              POSITIONS AND OFFICES
NAME                  WITH UNDERWRITER                   WITH REGISTRANT
----                  ----------------                   ---------------
Maxine L. Gerson      Secretary                         Chief Legal Officer
                                                        (only for purposes of
                                                        sections 307 and 406
                                                        of the Sarbanes - Oxley
                                                        Act of 2002)
Edward S. Grieb       Treasurer and Chief               None
                      Financial Officer
Michael J. Hanratty   Vice President                    None
Milu E. Komer         Vice President                    None
Sajjad S. Ladiwala    Vice President                    None
Richard S. Levine     Vice President                    None
John A. Lovito        Vice President                    None
Kelly M. Landron      Vice President                    None
Arthur Moretti        Vice President                    None
S. Basu Mullick       Vice President                    None
Thomas P. O'Reilly    Vice President                    None
Loraine Olavarria     Assistant Secretary               None
Elizabeth Reagan      Vice President                    None
Brett S. Reiner       Vice President                    None
Jack L. Rivkin        Chairman and Director             President and Trustee
Benjamin E. Segal     Vice President                    None
Michelle B. Stein     Vice President                    None
Kenneth J. Turek      Vice President                    None
Peter E. Sundman      President and Director            Chairman of the Board,
                                                        Chief Executive Officer
                                                        and Trustee
Judith M. Vale        Vice President                    None
Chamaine Williams     Chief Compliance Officer          Chief Compliance Officer
John T. Zielinsky     Vice President                    None


 (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
--------    ---------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.    Management Services.
--------    --------------------

Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.
--------    -------------

None.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 27th day of July 2007.



                                           LEHMAN BROTHERS INCOME FUNDS


                                           By:   /s/ Jack L. Rivkin
                                                 ---------------------
                                           Name:  Jack L. Rivkin*
                                           Title:  President and Trustee


Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 56 has been signed below by the following persons in the capacities and on the dates indicated.

 Signature                               Title                     Date
 ---------                               -----                     ----

 /s/ Peter E. Sundman        Chairman of the Board, Chief
                             Executive Officer and Trustee     July 27, 2007
-------------------------
 Peter E. Sundman*

 /s/ Jack L. Rivkin              President and Trustee         July 27, 2007
-------------------------
 Jack L. Rivkin*

 /s/ John M. McGovern    Treasurer and Principal Financial and
                                  Accounting Officer           July 20, 2007
-------------------------
 John M. McGovern

 /s/ John Cannon                        Trustee                July 27, 2007
-------------------------
 John Cannon*

 /s/ Faith Colish                       Trustee                July 27, 2007
-------------------------
 Faith Colish*

                                        Trustee
-------------------------
 Martha C. Goss

 /s/ C. Anne Harvey                     Trustee                July 27, 2007
-------------------------
 C. Anne Harvey*

 /s/ Robert A. Kavesh                   Trustee                July 27, 2007
-------------------------
 Robert A. Kavesh*

 /s/ Michael M. Knetter                 Trustee                July 27, 2007
-------------------------
 Michael M. Knetter*

Signature                               Title                     Date
---------                               -----                     ----

 /s/ Howard A. Mileaf                   Trustee                July 27, 2007
-------------------------
 Howard A. Mileaf*

 /s/ George W. Morriss                  Trustee                July 27, 2007
-------------------------
 George W. Morriss*

 /s/ Edward I. O'Brien                  Trustee                July 27, 2007
-------------------------
 Edward I. O'Brien*

 /s/ William E. Rulon                   Trustee                July 27, 2007
-------------------------
 William E. Rulon*

 /s/ Cornelius T. Ryan                  Trustee                July 27, 2007
-------------------------
 Cornelius T. Ryan*

 /s/ Tom D. Seip                        Trustee                July 27, 2007
-------------------------
 Tom D. Seip*

 /s/ Candace L. Straight                Trustee                July 27, 2007
-------------------------
 Candace L. Straight*

 /s/ Peter P. Trapp                     Trustee                July 27, 2007
-------------------------
 Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on July 27, 2007 pursuant to powers of attorney filed with Post-Effective Amendment No. 51 and No. 54 to Registrant's Registration Statement, File Nos. 002-85229 and 811-03802 on December 29, 2006 and July 2, 2007, respectively.

                                          PEA #56 (LEHMAN BROTHERS INCOME FUNDS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, Institutional
Liquidity  Trust represents  that  it  meets  all  of  the   requirements  for
effectiveness of the registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 56 on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 27th day of July 2007.



                                           INSTITUTIONAL LIQUIDITY TRUST


                                           By:   /s/ Jack L. Rivkin
                                                 ------------------
                                           Name:  Jack L. Rivkin*
                                           Title:  President and Trustee


      Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 56 has been signed below by the following persons in the capacities and on the dates indicated.

 Signature                               Title                     Date
 ---------                               -----                     ----

 /s/ Peter E. Sundman        Chairman of the Board, Chief
                             Executive Officer and Trustee     July 27, 2007
-------------------------
 Peter E. Sundman*

 /s/ Jack L. Rivkin              President and Trustee         July 27, 2007
-------------------------
 Jack L. Rivkin*

 /s/ John M. McGovern    Treasurer and Principal Financial and July 20, 2007
                                  Accounting Officer
-------------------------
 John M. McGovern

 /s/ John Cannon                        Trustee                July 27, 2007
-------------------------
 John Cannon*

 /s/ Faith Colish                       Trustee                July 27, 2007
-------------------------
 Faith Colish*

                                        Trustee
-------------------------
 Martha C. Goss

 /s/ C. Anne Harvey                     Trustee                July 27, 2007
-------------------------
 C. Anne Harvey*

 /s/ Robert A. Kavesh                   Trustee                July 27, 2007
-------------------------
 Robert A. Kavesh*

 /s/ Michael M. Knetter                 Trustee                July 27, 2007
-------------------------
 Michael M. Knetter*

 /s/ Howard A. Mileaf                   Trustee                July 27, 2007
-------------------------
 Howard A. Mileaf*

 /s/ George W. Morriss                  Trustee                July 27, 2007
-------------------------
 George W. Morriss*

 /s/ Edward I. O'Brien                  Trustee                July 27, 2007
-------------------------
 Edward I. O'Brien*

 /s/ William E. Rulon                   Trustee                July 27, 2007
-------------------------
 William E. Rulon*

 /s/ Cornelius T. Ryan                  Trustee                July 27, 2007
-------------------------
 Cornelius T. Ryan*

 /s/ Tom D. Seip                        Trustee                July 27, 2007
-------------------------
 Tom D. Seip*

 /s/ Candace L. Straight                Trustee                July 27, 2007
-------------------------
 Candace L. Straight*

 /s/ Peter P. Trapp                     Trustee                July 27, 2007
-------------------------
 Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on July 27, 2007 pursuant to powers of attorney filed with Post-Effective Amendment No. 51 and No. 54 to Registrant's Registration Statement, File Nos. 002-85229 and 811-03802 on December 29, 2006 and July 2, 2007, respectively.